UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® High Income Fund

January 31, 2005

SPH-QTLY-0305

1.813069.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Technology - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 5,000	$ 2,781
Nonconvertible Bonds - 84.8%
Aerospace - 0.6%
BE Aerospace, Inc.:
8% 3/1/08	7,125	7,054
8.875% 5/1/11	6,625	6,791
L-3 Communications Corp. 6.125% 1/15/14	5,930	6,049
		19,894
Air Transportation - 4.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,300	10,650
7.377% 5/23/19	14,597	9,634
7.379% 5/23/16	9,943	6,562
7.8% 4/1/08	6,355	5,592
8.608% 10/1/12	9,395	8,362
10.18% 1/2/13	4,239	2,925
10.32% 7/30/14 (e)	3,994	2,396
AMR Corp.:
9% 9/15/16	3,970	2,819
9.17% 1/30/12	860	525
10.13% 6/15/11	860	525
10.45% 11/15/11	2,595	1,583
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	1,840	1,472
7.568% 12/1/06	4,005	3,084
8.312% 10/2/12	2,004	1,483
8.321% 11/1/06	2,305	2,190
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	353	264
9.5% 11/18/08 (e)	22,239	19,126
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	489	352
7.57% 11/18/10	4,000	3,819
7.711% 9/18/11	9,634	6,358
7.779% 11/18/05	4,828	3,959
7.779% 1/2/12	29,785	16,382
7.92% 5/18/12	7,170	4,732
Northwest Airlines Corp. 10% 2/1/09	3,080	2,248
Northwest Airlines, Inc. 10.5% 4/1/09	542	406
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass thru trust certificates:
7.626% 4/1/10	$ 11,537	$ 9,230
7.691% 4/1/17	1,206	965
		127,643
Automotive - 2.1%
Cooper Standard Auto, Inc.:
7% 12/15/12 (e)	2,400	2,334
8.375% 12/15/14 (e)	5,000	4,750
Dana Corp. 6.5% 3/1/09	6,832	7,105
Delco Remy International, Inc. 9.375% 4/15/12	13,200	13,134
Navistar International Corp. 7.5% 6/15/11	2,210	2,348
Stoneridge, Inc. 11.5% 5/1/12	4,370	5,004
Tenneco Automotive, Inc. 8.625% 11/15/14 (e)	19,745	20,485
Visteon Corp.:
7% 3/10/14	5,560	5,115
8.25% 8/1/10	6,425	6,457
		66,732
Broadcasting - 0.8%
Nexstar Broadcasting, Inc. 7% 1/15/14	17,870	17,513
Nexstar Finance LLC/Nexstar Finance, Inc. 12% 4/1/08	3,000	3,215
Radio One, Inc. 8.875% 7/1/11	3,715	4,031
		24,759
Building Materials - 2.0%
Building Materials Corp. of America 7.75% 8/1/14 (e)	12,755	12,883
Goodman Global Holdings, Inc. 7.875% 12/15/12 (e)	2,000	1,930
Maax Holdings, Inc. 0% 12/15/12 (d)(e)	7,750	4,883
Nortek, Inc. 8.5% 9/1/14	11,070	11,374
RMCC Acquisition Co. 9.5% 11/1/12 (e)	22,005	21,730
Texas Industries, Inc. 10.25% 6/15/11	10,000	11,600
		64,400
Cable TV - 4.7%
Adelphia Communications Corp. 7.875% 5/1/09 (c)	5,000	4,075
Cablevision Systems Corp.:
6.6688% 4/1/09 (e)(f)	9,130	9,883
8% 4/15/12 (e)	12,510	13,464
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	13,070	9,018
9.625% 11/15/09	13,300	10,806
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: - continued
10% 4/1/09	$ 3,000	$ 2,520
10% 5/15/11	3,170	2,520
10.25% 1/15/10	1,866	1,553
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (e)	9,410	9,504
CSC Holdings, Inc.:
7.625% 4/1/11	28,375	30,929
7.625% 7/15/18	1,465	1,612
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	4,055	4,542
EchoStar DBS Corp. 5.75% 10/1/08	7,970	8,030
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06 (c)	2,000	2,605
Kabel Deutschland GmbH 10.625% 7/1/14 (e)	3,810	4,305
PanAmSat Corp. 9% 8/15/14	4,860	5,273
Rogers Cable, Inc. 6.75% 3/15/15	14,310	14,686
Videotron Ltee 6.875% 1/15/14 (e)	13,080	13,309
		148,634
Capital Goods - 2.6%
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	4,220	4,315
Hawk Corp. 8.75% 11/1/14	3,420	3,488
Invensys PLC 9.875% 3/15/11 (e)	30,625	32,769
Mueller Group, Inc. 6.91% 11/1/11 (f)	7,390	7,575
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	4,400	4,356
Roller Bearing Holding, Inc. 13% 6/15/09 (e)	22,220	22,664
Terex Corp.:
9.25% 7/15/11	2,000	2,230
10.375% 4/1/11	5,000	5,575
		82,972
Chemicals - 3.3%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	18,820	20,749
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (d)(e)	21,115	14,253
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	16,700	19,205
Huntsman Advanced Materials LLC 11% 7/15/10 (e)	2,860	3,353
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Huntsman ICI Holdings LLC 0% 12/31/09	$ 4,785	$ 2,680
Lyondell Chemical Co.:
9.5% 12/15/08	20,900	22,572
9.625% 5/1/07	1,875	2,048
NOVA Chemicals Corp. 6.5% 1/15/12	3,150	3,300
Phibro Animal Health Corp. 13% 12/1/07 unit (e)	2,942	3,207
PolyOne Corp.:
8.875% 5/1/12	3,500	3,736
10.625% 5/15/10	6,735	7,459
		102,562
Consumer Products - 0.6%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11	3,000	3,473
Jostens IH Corp. 7.625% 10/1/12 (e)	3,300	3,383
K2, Inc. 7.375% 7/1/14	5,760	6,163
Riddell Bell Holdings, Inc. 8.375% 10/1/12 (e)	2,290	2,370
The Scotts Co. 6.625% 11/15/13	4,080	4,243
		19,632
Containers - 2.4%
Anchor Glass Container Corp. 11% 2/15/13	3,900	4,173
Berry Plastics Corp. 10.75% 7/15/12	5,060	5,768
BWAY Corp. 10% 10/15/10	7,735	8,296
Crown European Holdings SA 10.875% 3/1/13	9,370	11,010
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (e)	6,080	6,293
9.875% 10/15/14 (e)	5,000	5,300
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (e)	5,330	5,357
7.75% 5/15/11	3,750	4,041
8.25% 5/15/13	3,000	3,285
8.75% 11/15/12	3,000	3,345
8.875% 2/15/09	4,000	4,320
Owens-Illinois, Inc.:
7.35% 5/15/08	2,020	2,111
7.5% 5/15/10	10,000	10,550
7.8% 5/15/18	1,070	1,102
		74,951
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - 0.4%
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (e)	$ 10,550	$ 11,420
Diversified Media - 1.0%
Advanstar Communications, Inc. 10.75% 8/15/10	3,560	4,014
CanWest Media, Inc. 8% 9/15/12 (e)	2,660	2,820
LBI Media Holdings, Inc. 0% 10/15/13 (d)	8,870	6,519
LBI Media, Inc. 10.125% 7/15/12	9,390	10,470
Nextmedia Operating, Inc. 10.75% 7/1/11	4,000	4,470
PEI Holdings, Inc. 11% 3/15/10	2,063	2,393
		30,686
Electric Utilities - 7.9%
AES Corp.:
8.75% 6/15/08	1,628	1,758
8.75% 5/15/13 (e)	26,680	29,915
8.875% 2/15/11	906	1,010
9% 5/15/15 (e)	4,000	4,525
9.375% 9/15/10	13,149	14,891
9.5% 6/1/09	17,342	19,423
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	14,485	16,078
Calpine Corp.:
8.41% 7/15/07 (e)(f)	8,646	7,673
8.5% 7/15/10 (e)	2,950	2,316
Calpine Generating Co. LLC 6.31% 4/1/09 (f)	5,000	5,106
CMS Energy Corp.:
7.75% 8/1/10	22,460	24,173
8.5% 4/15/11	11,175	12,474
8.9% 7/15/08	19,995	21,895
9.875% 10/15/07	13,320	14,719
Illinois Power Co. 6.75% 3/15/05	1,750	1,743
Nevada Power Co.:
5.875% 1/15/15 (e)	2,950	2,965
9% 8/15/13	3,000	3,465
10.875% 10/15/09	4,000	4,560
NorthWestern Energy Corp. 5.875% 11/1/14 (e)	1,500	1,526
NRG Energy, Inc. 8% 12/15/13 (e)	12,985	13,926
Reliant Energy, Inc.:
6.75% 12/15/14	8,735	8,473
9.25% 7/15/10	2,240	2,475
9.5% 7/15/13	2,630	2,939
Sierra Pacific Power Co. 6.25% 4/15/12	2,270	2,361
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TECO Energy, Inc.:
6.125% 5/1/07	$ 10,905	$ 11,178
10.5% 12/1/07	6,370	7,310
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	7,300	7,537
Western Resources, Inc. 7.125% 8/1/09	3,940	4,295
		250,709
Energy - 6.5%
ANR Pipeline, Inc. 8.875% 3/15/10	2,395	2,646
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	5,610	5,933
Chesapeake Energy Corp.:
7.5% 9/15/13	4,000	4,340
7.5% 6/15/14	6,430	6,960
El Paso Corp. 7.875% 6/15/12	14,655	15,278
El Paso Energy Corp.:
6.95% 12/15/07	1,480	1,530
7.375% 12/15/12	8,485	8,559
El Paso Production Holding Co. 7.75% 6/1/13	12,115	12,600
Grant Prideco, Inc.:
9% 12/15/09	1,030	1,152
9.625% 12/1/07	2,000	2,225
Hanover Compressor Co.:
8.625% 12/15/10	2,030	2,203
9% 6/1/14	3,710	4,100
Harvest Operations Corp. 7.875% 10/15/11 (e)	3,710	3,729
Northwest Pipeline Corp. 8.125% 3/1/10	2,220	2,442
Plains Exploration & Production Co. 7.125% 6/15/14	3,410	3,734
Premcor Refining Group, Inc.:
7.75% 2/1/12	3,000	3,263
9.25% 2/1/10	5,000	5,600
Pride International, Inc. 7.375% 7/15/14	3,650	4,006
Range Resources Corp. 7.375% 7/15/13	9,015	9,556
Sonat, Inc.:
6.625% 2/1/08	12,595	12,784
6.75% 10/1/07	520	539
7.625% 7/15/11	1,485	1,526
Southern Natural Gas Co. 8.875% 3/15/10	2,810	3,116
Stone Energy Corp. 6.75% 12/15/14 (e)	1,720	1,673
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
The Coastal Corp.:
6.5% 5/15/06	$ 12,550	$ 12,832
6.5% 6/1/08	10,660	10,740
7.5% 8/15/06	16,940	17,639
7.625% 9/1/08	7,970	8,299
7.75% 6/15/10	7,795	8,107
10.75% 10/1/10	770	805
Venoco, Inc. 8.75% 12/15/11 (e)	6,150	6,196
Williams Companies, Inc.:
7.125% 9/1/11	11,320	12,311
7.625% 7/15/19	3,000	3,300
8.75% 3/15/32	5,000	5,950
		205,673
Entertainment/Film - 0.3%
Loews Cineplex Entertainment Corp. 9% 8/1/14 (e)	7,880	8,353
Environmental - 1.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	7,776
6.375% 4/15/11	4,750	4,489
7.625% 1/1/06	18,965	19,439
8.5% 12/1/08	4,290	4,462
		36,166
Food and Drug Retail - 1.5%
Ahold Finance USA, Inc.:
6.875% 5/1/29	3,000	2,978
8.25% 7/15/10	17,550	19,919
Jean Coutu Group, Inc.:
7.625% 8/1/12 (e)	2,370	2,465
8.5% 8/1/14 (e)	6,210	6,194
Rite Aid Corp. 12.5% 9/15/06	8,565	9,507
Stater Brothers Holdings, Inc. 5.99% 6/15/10 (f)	5,560	5,713
		46,776
Food/Beverage/Tobacco - 2.1%
Dean Foods Co. 8.15% 8/1/07	5,198	5,640
Del Monte Corp. 6.75% 2/15/15 (e)	5,130	5,181
Doane Pet Care Co. 10.75% 3/1/10	7,375	7,891
Dole Food Co., Inc. 8.625% 5/1/09	6,000	6,525
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	14,980	15,242
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Smithfield Foods, Inc. 7% 8/1/11 (e)	$ 17,460	$ 18,595
United Agriculture Products, Inc. 8.75% 12/15/11 (e)	6,582	7,059
		66,133
Gaming - 2.7%
Argosy Gaming Co. 7% 1/15/14	3,680	4,048
Mandalay Resort Group 9.5% 8/1/08	5,385	6,112
MGM MIRAGE:
5.875% 2/27/14	11,850	11,643
6.75% 9/1/12	9,860	10,378
9.75% 6/1/07	4,850	5,390
Mirage Resorts, Inc. 7.25% 10/15/06	5,000	5,232
Mohegan Tribal Gaming Authority 6.375% 7/15/09	4,000	4,075
Park Place Entertainment Corp. 8.125% 5/15/11	3,000	3,443
Penn National Gaming, Inc. 6.875% 12/1/11	8,970	9,082
Station Casinos, Inc. 6% 4/1/12	5,640	5,781
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12 (e)	2,100	2,205
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (e)	17,340	16,993
		84,382
Healthcare - 6.3%
AmeriPath, Inc. 10.5% 4/1/13	10,155	10,612
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (e)	5,430	5,566
Bio-Rad Laboratories, Inc. 6.125% 12/15/14 (e)	5,000	5,050
Carriage Services, Inc. 7.875% 1/15/15 (e)	5,170	5,332
Community Health Systems, Inc. 6.5% 12/15/12 (e)	6,970	6,987
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	17,435	18,220
HCA, Inc.:
5.5% 12/1/09	14,785	14,712
5.75% 3/15/14	6,895	6,602
6.375% 1/15/15	7,510	7,536
HealthSouth Corp.:
7% 6/15/08	2,000	1,940
7.625% 6/1/12	6,915	6,915
8.375% 10/1/11	1,730	1,795
10.75% 10/1/08	4,315	4,531
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	17,550	18,910
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
National Nephrology Associates, Inc. 9% 11/1/11 (e)	$ 2,110	$ 2,405
NeighborCare, Inc. 6.875% 11/15/13	7,040	7,427
Psychiatric Solutions, Inc. 10.625% 6/15/13	5,227	6,024
Senior Housing Properties Trust 7.875% 4/15/15	2,970	3,252
Spheris, Inc. 11% 12/15/12 (e)	2,000	2,070
Tenet Healthcare Corp.:
6.375% 12/1/11	9,065	8,181
7.375% 2/1/13	10,775	9,913
9.25% 2/1/15 (e)	9,860	9,835
9.875% 7/1/14 (e)	8,005	8,305
U.S. Oncology, Inc.:
9% 8/15/12 (e)	19,610	21,277
10.75% 8/15/14 (e)	5,320	6,065
		199,462
Homebuilding/Real Estate - 0.8%
Champion Home Builders Co. 11.25% 4/15/07	1,530	1,683
Standard Pacific Corp. 7.75% 3/15/13	4,000	4,320
Technical Olympic USA, Inc. 9% 7/1/10	5,000	5,375
Ventas Realty LP/Ventas Capital Corp. 6.625% 10/15/14	4,955	5,005
WCI Communities, Inc.:
7.875% 10/1/13	3,440	3,672
10.625% 2/15/11	4,440	4,906
		24,961
Hotels - 0.8%
Gaylord Entertainment Co. 8% 11/15/13	2,910	3,125
Host Marriott LP:
7.125% 11/1/13	4,865	5,126
8.375% 2/15/06	8,040	8,442
ITT Corp. 6.75% 11/15/05	3,600	3,681
La Quinta Properties, Inc. 8.875% 3/15/11	5,000	5,513
		25,887
Insurance - 0.7%
Provident Companies, Inc.:
7% 7/15/18	855	825
7.25% 3/15/28	1,175	1,113
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Insurance - continued
UnumProvident Corp.:
6.75% 12/15/28	$ 6,795	$ 6,285
7.625% 3/1/11	14,080	14,643
		22,866
Leisure - 1.0%
Equinox Holdings Ltd. 9% 12/15/09	2,000	2,120
Six Flags, Inc.:
9.625% 6/1/14	4,295	4,059
9.625% 6/1/14 (e)	12,290	11,614
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	6,155	7,232
Universal City Florida Holding Co. I/II 7.2% 5/1/10 (e)(f)	3,460	3,624
Vail Resorts, Inc. 6.75% 2/15/14	3,640	3,667
		32,316
Metals/Mining - 2.6%
America Rock Salt Co. LLC 9.5% 3/15/14	3,920	4,057
Century Aluminum Co. 7.5% 8/15/14 (e)	2,510	2,673
Compass Minerals Group, Inc. 10% 8/15/11	1,960	2,195
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,520
Massey Energy Co. 6.625% 11/15/10	3,800	3,914
Novelis, Inc. 7.25% 2/15/15 (e)	43,790	44,654
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	19,915	20,313
		83,326
Paper - 2.5%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14 (e)	2,300	2,404
Georgia-Pacific Corp.:
7.375% 7/15/08	2,000	2,155
8% 1/15/24	7,430	8,693
8.125% 5/15/11	2,585	2,973
8.875% 2/1/10	2,000	2,320
8.875% 5/15/31	5,320	6,756
9.5% 12/1/11	26,433	32,513
Norampac, Inc. 6.75% 6/1/13	4,480	4,670
Norske Skog Canada Ltd. 8.625% 6/15/11	9,290	9,778
Stone Container Corp. 8.375% 7/1/12	5,000	5,325
		77,587
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - 1.7%
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	$ 3,650	$ 4,143
Dex Media, Inc.:
0% 11/15/13 (d)	3,750	2,822
8% 11/15/13	9,250	9,828
Houghton Mifflin Co. 9.875% 2/1/13	9,525	9,906
PRIMEDIA, Inc. 7.625% 4/1/08	26,402	26,732
		53,431
Railroad - 0.3%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,281
TFM SA de CV yankee:
10.25% 6/15/07	860	918
11.75% 6/15/09	5,625	5,674
		7,873
Restaurants - 1.0%
Carrols Corp. 9% 1/15/13 (e)	5,060	5,250
Friendly Ice Cream Corp. 8.375% 6/15/12	2,525	2,437
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	12,635	12,319
NE Restaurant, Inc. 10.75% 7/15/08	3,180	3,053
Uno Restaurant Corp. 10% 2/15/11 (e)	8,740	8,642
		31,701
Services - 0.5%
Iron Mountain, Inc. 6.625% 1/1/16	4,665	4,385
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	4,105	3,551
United Rentals North America, Inc. 7% 2/15/14	8,000	7,440
		15,376
Shipping - 2.8%
General Maritime Corp. 10% 3/15/13	9,615	10,961
Gulfmark Offshore, Inc. 7.75% 7/15/14 (e)	2,000	2,090
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(e)	2,830	2,023
Hornbeck Offshore Services, Inc. 6.125% 12/1/14 (e)	14,605	14,568
OMI Corp. 7.625% 12/1/13	3,160	3,255
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,464
Ship Finance International Ltd. 8.5% 12/15/13	40,195	40,999
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,800
		88,160
Steels - 1.3%
California Steel Industries, Inc. 6.125% 3/15/14	10,490	10,359
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steels - continued
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	$ 6,640	$ 7,055
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	11,555	13,288
International Steel Group, Inc. 6.5% 4/15/14	8,335	9,002
		39,704
Super Retail - 2.7%
Asbury Automotive Group, Inc.:
8% 3/15/14	21,385	21,492
9% 6/15/12	9,835	10,376
Blockbuster, Inc. 9% 9/1/12 (e)	5,920	5,920
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	5,785	6,132
Dillard's, Inc. 6.69% 8/1/07	14,045	14,449
Levitz Home Furnishings, Inc. 12% 11/1/11 (e)	6,980	7,120
Sonic Automotive, Inc. 8.625% 8/15/13	18,120	19,298
		84,787
Technology - 6.4%
Celestica, Inc. 7.875% 7/1/11	23,740	24,690
Flextronics International Ltd.:
6.25% 11/15/14 (e)	6,895	6,723
6.5% 5/15/13	4,170	4,212
Freescale Semiconductor, Inc.:
5.41% 7/15/09 (f)	7,350	7,644
6.875% 7/15/11	8,560	9,116
7.125% 7/15/14	10,760	11,594
Lucent Technologies, Inc.:
6.45% 3/15/29	20,850	18,609
6.5% 1/15/28	1,445	1,279
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (e)(f)	1,980	2,039
6.875% 12/15/11 (e)	3,940	4,068
8% 12/15/14 (e)	1,540	1,605
Nortel Networks Corp. 6.125% 2/15/06	5,000	5,075
Sanmina-SCI Corp. 10.375% 1/15/10	20,775	23,528
Semiconductor Note Participation Trust 0% 8/4/11 (e)	14,535	20,349
UGS Corp. 10% 6/1/12 (e)	4,160	4,638
Viasystems, Inc. 10.5% 1/15/11	2,650	2,604
Xerox Capital Trust I 8% 2/1/27	17,100	17,827
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Xerox Corp.:
6.875% 8/15/11	$ 10,000	$ 10,588
7.125% 6/15/10	10,685	11,380
7.625% 6/15/13	14,500	15,551
		203,119
Telecommunications - 6.8%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	6,230	6,588
Citizens Communications Co. 6.25% 1/15/13	7,135	7,126
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	7,430	7,857
10.75% 8/1/11	6,480	7,031
Inmarsat Finance PLC 7.625% 6/30/12	3,710	3,784
Intelsat Ltd.:
6.5% 11/1/13	19,460	16,249
7.625% 4/15/12	10,340	9,384
7.7938% 1/15/12 (e)(f)	8,730	8,992
8.625% 1/15/15 (e)	14,440	15,036
Millicom International Cellular SA 10% 12/1/13 (e)	17,450	18,148
New Skies Satellites BV 7.4375% 11/1/11 (e)(f)	4,490	4,670
Nextel Communications, Inc. 7.375% 8/1/15	20,620	22,734
Primus Telecommunications Group, Inc. 8% 1/15/14	5,065	4,280
Qwest Communications International, Inc.:
7.5% 2/15/11 (e)	4,485	4,586
7.75% 2/15/14 (e)	17,565	17,872
Rogers Communications, Inc.:
5.525% 12/15/10 (f)	5,330	5,597
6.375% 3/1/14	16,950	16,992
7.25% 12/15/12	3,310	3,525
7.5% 3/15/15	8,790	9,361
8% 12/15/12	3,790	4,036
Securus Technologies, Inc. 11% 9/1/11 (e)	2,000	2,010
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	5,775
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications:
5.625% 11/15/08	$ 5,000	$ 5,013
6.125% 11/15/05	6,950	7,089
		213,735
TOTAL NONCONVERTIBLE BONDS		2,676,768
TOTAL CORPORATE BONDS (Cost $2,554,738)		2,679,549
Common Stocks - 1.3%
	Shares
Cable TV - 0.9%
EchoStar Communications Corp. Class A	150,860	4,603
NTL, Inc. (a)	191,990	13,061
Ono Finance PLC rights 5/31/09 (a)(e)	7,460	4
Telewest Global, Inc. (a)	632,321	10,655
		28,323
Consumer Products - 0.2%
Revlon, Inc. Class A (a)	2,285,500	5,485
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(g)	13,662,268	137
Food and Drug Retail - 0.0%
Pathmark Stores, Inc. (a)	218,095	1,034
Healthcare - 0.0%
Fountain View, Inc. (g)	8,484	142
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (g)	159,600	377
Services - 0.0%
Spincycle LLC:
Class A	418,003	157
Class F	2,936	1
		158
Telecommunications - 0.2%
Nextel Communications, Inc. Class A (a)	179,525	5,151
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (g)	143,778	$ 1,488
TOTAL COMMON STOCKS (Cost $53,808)		42,295
Nonconvertible Preferred Stocks - 0.5%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust)	2,303,017	23
Publishing/Printing - 0.5%
PRIMEDIA, Inc. Series D, 10.00%	152,680	15,268
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,788)		15,291
Floating Rate Loans - 6.5%
	Principal Amount (000s)
Air Transportation - 0.2%
American Airlines, Inc. term loan 9.5% 12/17/10 (f)	$ 4,650	4,708
Cable TV - 2.1%
Charter Communication Operating LLC Tranche B, term loan 5.9798% 4/7/11 (f)	25,436	25,341
Hilton Head Communications LP:
revolver loan 5.25% 9/30/07 (f)	2,512	2,468
Tranche B, term loan 6.5% 3/31/08 (f)	5,833	5,731
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (f)	30,000	30,300
Olympus Cable Holdings LLC Tranche A, term loan 6.5% 6/30/10 (f)	1,800	1,782
		65,622
Capital Goods - 0.4%
Invensys International Holding Ltd.:
term loan 7.3413% 12/5/09 (f)	8,000	8,220
Tranche B1, term loan 6.0913% 9/4/09 (f)	4,943	5,023
		13,243
Electric Utilities - 1.4%
AES Corp. term loan 5.22% 8/10/11 (f)	3,140	3,195
Astoria Energy LLC term loan 7.1882% 4/15/12 (f)	10,000	10,200
NRG Energy, Inc.:
Credit-Linked Deposit 4.325% 12/24/11 (f)	591	591
term loan 4.515% 12/24/11 (f)	759	759
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (f)	$ 9,409	$ 9,598
Credit-Linked Deposit 6.98% 6/24/11 (f)	425	431
Texas Genco LLC term loan 4.48% 12/14/11 (f)	18,000	18,225
		42,999
Energy - 0.2%
El Paso Corp.:
Credit-Linked Deposit 5.16% 11/22/09 (f)	2,850	2,879
term loan 5.1875% 11/22/09 (f)	4,750	4,803
		7,682
Entertainment/Film - 0.2%
Regal Cinemas Corp. term loan 4.56% 11/10/10 (f)	6,736	6,821
Homebuilding/Real Estate - 0.4%
General Growth Properties, Inc. Tranche B, term loan 4.64% 11/12/08 (f)	11,000	11,110
Metals/Mining - 0.1%
Foundation Pennsylvania Coal Co. Tranche B, term loan 4.6886% 7/30/11 (f)	1,802	1,825
Paper - 0.3%
Boise Cascade Holdings LLC Tranche B, term loan 4.8438% 10/26/11 (f)	10,411	10,541
Telecommunications - 1.2%
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (f)	37,390	39,026
TOTAL FLOATING RATE LOANS (Cost $199,410)		203,577
Money Market Funds - 6.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.31% (b) (Cost $206,159)	206,159,120	$ 206,159
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $3,028,903)		3,146,871
NET OTHER ASSETS - 0.3%		10,884
NET ASSETS - 100%		$ 3,157,755
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $780,503,000 or 24.7% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,144,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Fountain View, Inc.	8/19/03	$ 0
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/30/92	$ 0
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,014,298,000. Net unrealized appreciation aggregated $132,573,000, of which $185,349,000 related to appreciated investment securities and $52,776,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

AIGB-QTLY-0305

1.813047.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,815	$ 3,796
4.75% 1/15/08	15,985	16,254
		20,050
Automobiles - 0.9%
Ford Motor Co.:
6.625% 10/1/28	4,300	3,966
7.45% 7/16/31	27,650	27,585
General Motors Corp. 8.375% 7/15/33	30,090	30,300
		61,851
Media - 1.1%
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	12,905
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,931
Cox Communications, Inc.:
7.125% 10/1/12	5,770	6,499
7.75% 11/1/10	9,500	10,868
Liberty Media Corp. 8.25% 2/1/30	5,530	6,206
News America Holdings, Inc. 8% 10/17/16	1,000	1,225
News America, Inc. 6.2% 12/15/34 (b)	15,000	15,473
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,364
		70,471
TOTAL CONSUMER DISCRETIONARY		152,372
CONSUMER STAPLES - 0.3%
Food Products - 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125% 10/1/13 (b)	4,725	4,832
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	14,905	16,294
TOTAL CONSUMER STAPLES		21,126
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,519
Petronas Capital Ltd. 7% 5/22/12 (b)	26,925	30,813
		37,332
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil & Gas - 1.7%
Amerada Hess Corp.:
6.65% 8/15/11	$ 5,490	$ 6,041
7.125% 3/15/33	3,945	4,514
7.375% 10/1/09	3,475	3,891
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	8,835	8,944
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,312
Energy Transfer Partners LP 5.95% 2/1/15 (b)	5,515	5,636
Enterprise Products Operating LP:
4.625% 10/15/09 (b)	2,435	2,429
5.6% 10/15/14 (b)	1,720	1,762
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,024
Pemex Project Funding Master Trust 7.375% 12/15/14	47,060	52,590
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,400	7,600
Williams Companies, Inc.:
7.125% 9/1/11	4,410	4,796
7.5% 1/15/31	1,270	1,372
		113,911
TOTAL ENERGY		151,243
FINANCIALS - 9.2%
Capital Markets - 0.9%
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	5,100	4,956
4.25% 9/4/12 (e)	5,730	5,740
Goldman Sachs Group, Inc. 5.125% 1/15/15	25,000	25,308
Merrill Lynch & Co., Inc. 5% 1/15/15	12,090	12,127
Morgan Stanley 4.75% 4/1/14	12,090	11,901
		60,032
Commercial Banks - 1.9%
Bank One Corp. 5.25% 1/30/13	13,775	14,237
Banponce Corp. 6.75% 12/15/05	6,965	7,133
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	4,001
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	2,920	2,900
5.25% 2/10/14 (b)	5,000	5,118
Korea Development Bank:
3.875% 3/2/09	16,050	15,787
4.75% 7/20/09	5,805	5,899
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank: - continued
5.75% 9/10/13	$ 10,035	$ 10,661
Rabobank Capital Funding Trust II 5.26% 12/31/49 (b)(e)	20,000	20,510
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,649
Wachovia Bank NA 4.875% 2/1/15	31,000	31,144
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,350
		127,389
Consumer Finance - 1.5%
Capital One Bank:
4.875% 5/15/08	8,240	8,430
6.5% 6/13/13	8,775	9,641
8.25% 6/15/05	12,300	12,522
General Electric Capital Corp. 6% 6/15/12	4,600	5,028
Household Finance Corp.:
4.125% 11/16/09	20,531	20,395
6.375% 11/27/12	6,035	6,694
7% 5/15/12	6,655	7,617
HSBC Finance Corp. 6.75% 5/15/11	9,235	10,364
MBNA America Bank NA 4.625% 8/3/09	5,000	5,070
MBNA Corp. 7.5% 3/15/12	7,730	8,946
		94,707
Diversified Financial Services - 1.6%
Citigroup, Inc. 5.625% 8/27/12	5,960	6,360
Duke Capital LLC 4.331% 11/16/06	2,040	2,059
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (b)	3,075	3,342
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (b)	15,035	16,018
7.45% 11/24/33 (b)	8,000	9,122
J.P. Morgan Chase & Co.:
4.875% 3/15/14	9,405	9,427
5.125% 9/15/14	15,000	15,281
6.75% 2/1/11	18,915	21,276
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	21,740	23,042
		105,927
Insurance - 0.9%
Aegon NV 4.75% 6/1/13	13,000	12,976
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Assurant, Inc. 5.625% 2/15/14	$ 4,265	$ 4,438
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,880	5,939
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	16,781	18,177
The Chubb Corp. 6.15% 8/15/05	6,275	6,365
Travelers Property Casualty Corp.:
5% 3/15/13	3,170	3,157
6.375% 3/15/33	4,075	4,247
		55,299
Real Estate - 1.3%
Boston Properties, Inc. 6.25% 1/15/13	6,505	7,114
Camden Property Trust:
5.875% 6/1/07	3,920	4,077
5.875% 11/30/12	6,435	6,801
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,223
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,295
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,135
EOP Operating LP:
4.65% 10/1/10	8,840	8,854
4.75% 3/15/14	21,525	20,956
Gables Realty LP:
5.75% 7/15/07	8,040	8,312
6.8% 3/15/05	1,120	1,124
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,535	8,440
Regency Centers LP 6.75% 1/15/12	7,380	8,236
		87,567
Thrifts & Mortgage Finance - 1.1%
Countrywide Home Loans, Inc.:
4% 3/22/11	14,235	13,798
5.625% 5/15/07	5,500	5,713
Independence Community Bank Corp. 3.75% 4/1/14 (e)	5,390	5,181
Washington Mutual Bank 5.125% 1/15/15	11,000	11,079
Washington Mutual, Inc.:
2.4% 11/3/05	14,354	14,257
4.625% 4/1/14	22,910	22,250
		72,278
TOTAL FINANCIALS		603,199
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	$ 13,765	$ 11,803
7.45% 5/1/34 (b)	180	150
		11,953
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates 6.978% 10/1/12	2,106	2,133
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	12,310	11,753
		13,886
Road & Rail - 0.2%
CSX Corp. 6.75% 3/15/11	9,000	10,054
TOTAL INDUSTRIALS		35,893
MATERIALS - 0.4%
Chemicals - 0.1%
Lubrizol Corp.:
5.5% 10/1/14	2,075	2,130
6.5% 10/1/34	3,765	4,057
		6,187
Containers & Packaging - 0.1%
Sealed Air Corp. 6.875% 7/15/33 (b)	4,070	4,511
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,460	3,844
Paper & Forest Products - 0.1%
International Paper Co.:
4.25% 1/15/09	2,090	2,094
5.5% 1/15/14	5,245	5,494
Weyerhaeuser Co. 5.25% 12/15/09	2,316	2,408
		9,996
TOTAL MATERIALS		24,538
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.2%
Ameritech Capital Funding Corp. 6.25% 5/18/09	4,185	4,492
Bellsouth Capital Funding Corp. 7.875% 2/15/30	3,210	4,100
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Corp. 6.55% 6/15/34	$ 28,300	$ 31,408
British Telecommunications PLC:
8.375% 12/15/10	12,619	15,089
8.875% 12/15/30	3,280	4,489
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,477
8.25% 6/15/05	2,035	2,072
8.5% 6/15/10	3,725	4,421
8.75% 6/15/30	18,985	25,683
France Telecom SA 8.5% 3/1/11	7,775	9,278
Koninklijke KPN NV yankee 8% 10/1/10	17,000	19,956
KT Corp. 5.875% 6/24/14 (b)	5,295	5,637
SBC Communications, Inc. 4.125% 9/15/09	12,820	12,729
Sprint Capital Corp. 7.625% 1/30/11	7,800	9,013
Telecom Italia Capital:
4% 11/15/08	12,400	12,302
4% 1/15/10 (b)	8,105	7,914
4.95% 9/30/14 (b)	8,070	7,982
TELUS Corp. yankee 7.5% 6/1/07	15,105	16,310
Verizon Global Funding Corp. 7.25% 12/1/10	12,385	14,136
		213,488
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.875% 3/1/11	5,035	5,920
TOTAL TELECOMMUNICATION SERVICES		219,408
UTILITIES - 1.8%
Electric Utilities - 1.3%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	9,032
DTE Energy Co. 7.05% 6/1/11	4,090	4,638
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	20,587
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,380
6.45% 11/15/11	1,690	1,834
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,017
5.875% 10/1/12	2,650	2,821
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	11,233
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,987
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
4.8% 3/1/14	$ 2,670	$ 2,675
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,940
7.875% 10/1/12	5,630	6,844
Southern California Edison Co.:
4.65% 4/1/15	700	691
5% 1/15/14	585	598
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,113
		84,390
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,738
NiSource Finance Corp. 7.875% 11/15/10	5,655	6,633
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	5,134
		13,505
Multi-Utilities & Unregulated Power - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	5,425	6,206
Dominion Resources, Inc. 8.125% 6/15/10	13,170	15,439
		21,645
TOTAL UTILITIES		119,540
TOTAL NONCONVERTIBLE BONDS (Cost $1,270,272)		1,327,319
U.S. Government and Government Agency Obligations - 22.4%

U.S. Government Agency Obligations - 10.4%
Fannie Mae:
3.25% 8/15/08	100,000	98,207
4.375% 7/17/13	20,950	20,540
4.625% 10/15/13	8,000	8,129
5.5% 7/18/12	34,500	34,845
6.125% 3/15/12	22,972	25,522
6.25% 2/1/11	122,105	133,836
6.25% 3/22/12	19,683	19,780
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	11,346
Freddie Mac:
2.85% 2/23/07	150,000	148,048
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
3.625% 9/15/08	$ 100,000	$ 99,504
4.5% 1/15/14	25,300	25,418
5.25% 11/5/12	5,610	5,694
5.875% 3/21/11	49,045	52,904
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		683,773
U.S. Treasury Inflation Protected Obligations - 3.6%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	113,080	121,658
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	113,291	117,208
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		238,866
U.S. Treasury Obligations - 8.4%
U.S. Treasury Bonds 8% 11/15/21	217,857	304,821
U.S. Treasury Notes 2.75% 7/31/06 (d)	248,272	246,875
TOTAL U.S. TREASURY OBLIGATIONS		551,696
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,460,385)		1,474,335
U.S. Government Agency - Mortgage Securities - 25.9%

Fannie Mae - 24.7%
3.878% 6/1/33 (e)	5,447	5,446
3.88% 11/1/34 (e)	7,816	7,837
3.971% 11/1/34 (e)	2,395	2,416
4% 2/1/20 (c)	65,950	64,466
4.017% 12/1/34 (e)	8,448	8,404
4.025% 1/1/35 (e)	2,275	2,288
4.052% 2/1/35 (e)	1,069	1,076
4.118% 1/1/35 (e)	2,440	2,457
4.118% 2/1/35 (e)	750	756
4.12% 2/1/35 (e)	2,075	2,091
4.128% 2/1/35 (e)	4,247	4,277
4.145% 2/1/35 (e)	2,579	2,567
4.197% 1/1/35 (e)	1,951	1,970
4.437% 11/1/34 (e)	19,530	19,930
4.5% 2/1/20 (c)	208,040	207,485
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 7/1/33 to 12/1/33	$ 59,875	$ 58,546
4.826% 1/1/35 (e)	3,970	3,957
5% 12/1/17	2,107	2,143
5% 2/1/35 (c)	233,321	232,446
5.5% 2/1/11 to 10/1/34	385,081	392,835
5.5% 2/1/35 (c)	279,092	283,802
6% 1/1/13 to 6/1/32	8,075	8,419
6% 2/1/35 (c)	9,075	9,372
6.5% 3/1/06 to 8/1/34	177,835	186,722
6.5% 2/1/20 (c)	58,329	61,701
7% 7/1/22 to 12/1/31	47,666	50,603
7.5% 6/1/25 to 8/1/29	4,756	5,105
9.5% 1/1/17 to 2/1/25	506	570
12.5% 1/1/15 to 7/1/15	11	12
TOTAL FANNIE MAE		1,629,699
Freddie Mac - 0.1%
4.232% 1/1/35 (e)	2,075	2,092
4.364% 1/1/35 (e)	4,600	4,645
8.5% 9/1/22 to 9/1/27	665	728
TOTAL FREDDIE MAC		7,465
Government National Mortgage Association - 1.1%
5.5% 12/15/32 to 5/15/34	15,828	16,258
6% 10/15/08 to 10/15/30	11,458	11,938
6.5% 3/15/26 to 2/15/33	5,016	5,288
7% 8/15/23 to 12/15/32	32,024	34,012
7.5% 10/15/05 to 8/15/28	2,132	2,296
8% 9/15/24 to 5/15/32	401	435
8.5% 1/15/31	21	23
9% 4/15/23	7	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		70,258
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,694,066)		1,707,422
Asset-Backed Securities - 5.7%
	Principal Amount (000s)	Value (000s)
ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.38% 11/25/32 (e)	$ 3,646	$ 3,722
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (e)	2,300	2,300
Class M2, 3.63% 2/25/34 (e)	2,600	2,601
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12 (b)(e)	28,600	28,654
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.96% 4/25/34 (e)	1,290	1,290
Class M2, 3.01% 4/25/34 (e)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.86% 4/15/33 (e)	3,788	3,792
Series 2003-HE7 Class A3, 2.84% 12/15/33 (e)	6,401	6,422
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.44% 12/15/09 (e)	8,010	8,117
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,925
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (e)	7,515	7,524
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	8,965	8,910
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.16% 7/15/08 (e)	8,570	8,589
Series 2003-B1 Class B1, 3.65% 2/17/09 (e)	13,465	13,620
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,074
Series 2003-B4 Class B4, 3.28% 7/15/11 (e)	6,635	6,760
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,481
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	8,905	8,868
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.43% 10/25/33 (e)	3,150	3,260
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.68% 5/15/09 (e)	4,365	4,365
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (e)	15,800	15,835
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	5,790	5,931
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.03% 5/25/34 (e)	5,450	5,450
Series 2004-3 Class M1, 3.03% 6/25/34 (e)	1,525	1,526
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.21% 11/25/33 (e)	1,400	1,415
Class M2, 4.28% 11/25/33 (e)	700	721
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (e)	425	425
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust Series 2004-FF2: - continued
Class M4, 3.43% 3/25/34 (e)	$ 325	$ 325
Class M6, 3.78% 3/25/34 (e)	400	404
GSAMP Trust:
Series 2004-FM2:
Class M1, 3.03% 1/25/34 (e)	3,500	3,500
Class M2, 3.63% 1/25/34 (e)	1,600	1,600
Class M3, 3.83% 1/25/34 (e)	1,600	1,600
Series 2004-OPT Class A1, 2.87% 11/25/34 (e)	10,770	10,770
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.91% 8/25/33 (e)	774	777
Class M1, 3.41% 8/25/33 (e)	2,915	2,954
Series 2003-4:
Class M1, 3.33% 10/25/33 (e)	4,025	4,066
Class M2, 4.43% 10/25/33 (e)	4,765	4,839
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (b)	260	260
Series 2003-5N Class A, 7.5% 1/27/34 (b)	127	128
Household Home Equity Loan Trust Series 2002-2 Class A, 2.8% 4/20/32 (e)	3,295	3,301
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.38% 7/25/33 (e)	4,800	4,914
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09 (e)	33,400	33,521
Series 2003-B2 Class B2, 2.87% 10/15/10 (e)	1,530	1,542
Series 2003-B3 Class B3, 2.855% 1/18/11 (e)	7,085	7,125
Series 2003-B5 Class B5, 2.85% 2/15/11 (e)	10,335	10,425
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (e)	2,225	2,225
Class M2, 3.08% 7/25/34 (e)	400	400
Class M3, 3.48% 7/25/34 (e)	825	825
Class M4, 3.63% 7/25/34 (e)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.63% 12/27/32 (e)	1,945	1,974
Series 2003-HE1 Class M2, 4.43% 5/25/33 (e)	5,560	5,635
Series 2003-NC8 Class M1, 3.23% 9/25/33 (e)	2,600	2,621
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.53% 1/25/32 (e)	5,014	5,049
Series 2002-NC1 Class M1, 3.33% 2/25/32 (b)(e)	3,680	3,713
Series 2002-NC3 Class M1, 3.25% 8/25/32 (e)	1,585	1,603
Series 2003-NC2 Class M2, 4.53% 2/25/33 (e)	2,855	2,923
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(e)(g)	$ 8,640	$ 3,200
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	9,055	4,920
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.96% 1/25/33 (e)	1,888	1,890
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,500	10,430
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (e)	1,500	1,501
Class M4, 3.505% 6/25/34 (e)	2,520	2,526
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	7,883
Series 2002-4 Class A, 2.61% 8/18/09 (e)	10,400	10,406
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (e)	5,136	5,195
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (b)(e)	9,340	9,365
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	13,100	13,027
TOTAL ASSET-BACKED SECURITIES (Cost $371,907)		373,489
Collateralized Mortgage Obligations - 7.4%

Private Sponsor - 5.2%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 2.88% 5/25/35 (e)	8,550	8,550
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3767% 12/25/33 (e)	2,262	2,252
Class 2A1, 4.2095% 12/25/33 (e)	6,821	6,816
Series 2003-L Class 2A1, 4.0234% 1/25/34 (e)	13,199	13,148
Series 2004-1 Class 2A2, 4.7475% 10/25/34 (e)	12,409	12,539
Series 2004-B:
Class 1A1, 3.4286% 3/25/34 (e)	5,161	5,120
Class 2A2, 4.148% 3/25/34 (e)	4,793	4,744
Series 2004-C Class 1A1, 3.4052% 4/25/34 (e)	8,301	8,227
Series 2004-D:
Class 1A1, 3.5817% 5/25/34 (e)	10,416	10,338
Class 2A2, 4.2219% 5/25/34 (e)	12,529	12,508
Series 2004-G Class 2A7, 4.6351% 8/25/34 (e)	10,669	10,723
Series 2004-H Class 2A1, 4.5375% 9/25/34 (e)	11,834	11,886
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-J:
Class 1A2, 4.3446% 11/25/34 (e)	$ 4,682	$ 4,704
Class 2A1, 4.8233% 11/25/34 (e)	18,916	19,117
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (e)	48,430	48,430
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (e)	3,626	3,629
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (e)	5,730	5,732
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,819	1,859
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3207% 5/25/17 (e)	10,124	10,419
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.25% 8/25/17 (e)	8,732	9,034
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-G Class A2, 3.07% 11/25/29 (e)	5,610	5,615
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	4,541	4,641
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,926	1,974
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 3.97% 7/10/35 (b)(e)	8,966	9,148
Class B4, 4.17% 7/10/35 (b)(e)	6,822	6,960
Class B5, 4.77% 7/10/35 (b)(e)	6,432	6,558
Class B6, 5.27% 7/10/35 (b)(e)	2,924	2,984
Series 2003-CB1:
Class B3, 3.87% 6/10/35 (b)(e)	3,125	3,179
Class B4, 4.07% 6/10/35 (b)(e)	2,796	2,844
Class B5, 4.67% 6/10/35 (b)(e)	1,909	1,950
Class B6, 5.17% 6/10/35 (b)(e)	1,134	1,161
Series 2004-A Class B4, 3.62% 2/10/36 (b)(e)	5,930	5,970
Series 2004-B:
Class B4, 3.52% 2/10/36 (b)(e)	1,585	1,588
Class B5, 3.97% 2/10/36 (b)(e)	1,090	1,092
Class B6, 4.42% 2/10/36 (b)(e)	297	298
Series 2004-C:
Class B4, 3.37% 9/10/36 (e)	1,991	1,991
Class B5, 3.77% 9/10/36 (e)	2,190	2,190
Class B6, 4.17% 9/10/36 (e)	398	398
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-12 Class 1A2, 3% 1/20/35 (e)	$ 22,876	$ 22,912
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,630	1,694
Series 2004-RA2 Class 2A, 7% 7/25/33	2,978	3,066
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4556% 9/25/34 (e)	12,235	12,115
Series 2005-AR2 Class 2A2, 4.578% 3/25/35	30,655	30,741
TOTAL PRIVATE SPONSOR		340,844
U.S. Government Agency - 2.2%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	1,680	1,681
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	29	29
Series 2003-73 Class GA, 3.5% 5/25/31	9,093	8,783
Series 2004-80 Class LD, 4% 1/25/19	3,525	3,434
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	95	95
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,122	10,333
Series 2425 Class JH, 6% 3/15/17	6,130	6,415
Series 2498 Class PD, 5.5% 2/15/16	4,240	4,336
Series 2760 Class EB, 4.5% 9/15/16	22,858	22,843
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,060
Series 2775:
Class OD, 4.5% 10/15/17	20,875	20,701
Class OE, 4.5% 4/15/19	31,083	30,279
Series 2866 Class XE, 4% 12/15/18	28,225	27,490
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,307	6,733
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8832% 10/16/23 (e)	1,490	1,588
TOTAL U.S. GOVERNMENT AGENCY		145,800
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $485,725)		486,644
Commercial Mortgage Securities - 4.2%
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 2.89% 4/25/34 (b)(e)	$ 7,339	$ 7,317
Class B, 4.43% 4/25/34 (b)(e)	815	814
Class M1, 3.09% 4/25/34 (b)(e)	634	633
Class M2, 3.73% 4/25/34 (b)(e)	634	634
Series 2004-2 Class A, 2.96% 8/25/34 (b)(e)	6,944	6,949
Series 2004-3:
Class A1, 2.9% 1/25/35 (b)(e)	7,943	7,947
Class A2, 2.95% 1/25/35 (b)(e)	1,142	1,143
Class M1, 3.03% 1/25/35 (b)(e)	1,340	1,340
Class M2, 3.53% 1/25/35 (b)(e)	894	894
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 2.73% 4/14/15 (b)(e)	6,612	6,614
Series 2004-ESA Class A2, 2.79% 5/14/16 (b)(e)	6,625	6,642
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	3,400	3,466
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	5,195	5,298
Class C, 4.937% 5/14/16 (b)	3,370	3,439
Class D, 4.986% 5/14/16 (b)	1,405	1,435
Class E, 5.064% 5/14/16 (b)	4,375	4,458
Class F, 5.182% 5/14/16 (b)	1,050	1,069
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (b)(e)	3,810	4,197
COMM floater Series 2002-FL7 Class A2, 2.83% 11/15/14 (b)(e)	2,259	2,261
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.88% 9/15/14 (b)(e)	2,000	2,002
Class D, 3.12% 9/15/14 (b)(e)	615	615
Class E, 3.18% 9/15/14 (b)(e)	835	836
Class F, 3.28% 9/15/14 (b)(e)	660	661
Class G, 3.46% 9/15/14 (b)(e)	1,505	1,507
Class H, 3.56% 9/15/14 (b)(e)	1,600	1,602
Class J, 4.08% 9/15/14 (b)(e)	550	551
Class K, 4.48% 9/15/14 (b)(e)	865	866
Class L, 4.68% 9/15/14 (b)(e)	695	695
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	4,187	4,299
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1:
Class A2, 2.98% 12/15/21 (b)(e)	$ 1,700	$ 1,700
Class B, 3.23% 12/15/21 (b)(e)	4,440	4,440
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	835	855
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,212
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,077
Series 2004-C1 Class ASP, 1.0446% 1/15/37 (b)(e)(g)	208,000	8,147
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,920	4,292
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,440
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	4,900	5,115
Class C1, 7.52% 5/15/06 (b)	3,500	3,658
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	14,455	15,335
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,309	2,447
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1962% 11/10/38 (e)(g)	115,928	5,413
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,674
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,586
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,339
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,409
Series 2003-59 Class D, 3.654% 10/16/27	11,780	11,278
Series 2003-47 Class XA, 0.2285% 6/16/43 (e)(g)	35,755	1,951
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.749% 12/10/41 (e)(g)	12,590	432
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	11,195	12,535
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,903
Series 1998-GLII Class E, 6.9703% 4/13/31 (e)	1,220	1,275
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (b)	2,495	2,796
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	11,400	10,492
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	$ 6,467	$ 6,878
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	9,000	9,546
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	6,100	6,459
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	17,184
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (b)(e)	4,805	4,898
Class 180B, 5.3979% 10/15/41 (b)(e)	2,250	2,257
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $272,075)		274,207
Foreign Government and Government Agency Obligations - 2.3%

Chilean Republic 7.125% 1/11/12	12,070	13,878
Italian Republic 4.5% 1/21/15	28,520	28,511
Korean Republic 4.875% 9/22/14	11,660	11,687
Russian Federation 5% 3/31/30 (Reg. S) (a)	9,895	10,377
State of Israel 4.625% 6/15/13	1,855	1,810
United Mexican States:
5.875% 1/15/14	19,265	19,939
6.75% 9/27/34	64,110	65,392
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $147,063)		151,594
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,983
Fixed-Income Funds - 11.3%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $746,000)	7,489,872	745,467
Cash Equivalents - 16.7%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (Cost $1,097,802) (h)	$ 1,097,879	$ 1,097,802
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $7,549,673)		7,643,262
NET OTHER ASSETS - (16.2)%		(1,063,236)
NET ASSETS - 100%		$ 6,580,026
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swap
Receive from Deutsche Bank, upon default event of Ford Motor Co., par value of the notional amount of Ford Motor Co. 7.45% 7/16/31, and pay quarterly notional amount multiplied by 2.43%	Dec. 2011	$ 14,500	243
Receive from Deutsche Bank, upon default event of General Motors Corp., par value of the notional amount of General Motors Corp. 7.125% 7/15/13, and pay quarterly notional amount multiplied by 2.63%	Dec. 2011	6,000	186
Receive from JPMorgan Chase, Inc., upon default event of General Motors Corp., par value of the notional amount of General Motors Corp. 7.125% 7/15/13, and pay quarterly notional amount mutiplied by 3.7%	March 2012	3,265	(61)
TOTAL CREDIT DEFAULT SWAP		23,765	368
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	$ 50,000	$ (258)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	96,000	(889)
Receive quarterly a fixed rate equal to 2.966% and pay quarterly a floating rate baed on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2005	250,000	166
Receive quarterly a fixed rate equal to 3.10328% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2006	100,000	(58)
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	36,000	(159)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	951
TOTAL INTEREST RATE SWAP		554,890	(247)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehamn Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 30 basis points with Goldman Sachs	June 2005	$ 75,000	$ 913
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	23,850	67
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	11,300	146
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	April 2005	27,215	97
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	60,250	180
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	22,600	194
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	11,300	32
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America

	June 2005	$ 11,300	$ 262
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	11,300	(27)
TOTAL TOTAL RETURN SWAP		254,115	1,864
		$ 832,770	$ 1,985
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $440,661,000 or 6.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $696,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A listing of the top fifty securities and derivatives for Fidelity's Fixed-Income Central Fund is provided at the end of this report. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$1,097,802,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$266,987
Bank of America, National Association	91,278
Barclays Capital Inc.	273,833
Countrywide Securities Corporation	20,538
Deutsche Bank Securities Inc.	11,410
Goldman, Sachs & Co.	68,458
Morgan Stanley & Co. Incorporated.	54,954
Societe Generale, New York Branch	25,101
UBS Securities LLC	159,736
Wachovia Capital Markets, LLC	102,688
WestLB AG	22,819
$ 1,097,802
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,553,273,000. Net unrealized appreciation aggregated $89,989,000, of which $104,730,000 related to appreciated investment securities and $14,741,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

January 31, 2005 (Unaudited)

Fidelity Ultra-Short Central Fund

Top Fifty Securities and Derivatives
	Maturity Amount		% of Fund's Net Assets
Investments in repurchase agreements: (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05)	$ 1,484,022,606	$ 1,483,919,000	25.5
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172	4.6
	Principal Amount
Federal Home Loan Bank 1.265% 3/15/05	$ 200,000,000	199,659,389	3.4
Fannie Mae 1.55% 5/4/05	90,000,000	89,739,000	1.6
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,715,960	1.5
Fannie Mae 1.8% 5/27/05	60,000,000	59,827,740	1.0
Bank One Issuance Trust Series 2002-C2 Class C2, 3.47% 5/15/08	35,785,000	35,935,193	0.6
Fannie Mae 6.25% 3/22/12	34,005,000	34,173,325	0.6
Sears Credit Account Master Trust II Series 2002-4 Class B, 2.905% 8/18/09	33,300,000	33,344,289	0.6
Discover Card Master Trust I Series 2002-1 Class B, 2.88% 7/15/07	30,637,000	30,634,574	0.5
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09	30,353,000	30,462,611	0.5
Series 2001-B1 Class B1, 2.855% 10/15/08	30,000,000	30,069,528	0.5
Sears Credit Account Master Trust II:
Series 2002-5 Class B, 3.73% 11/17/09	30,000,000	30,052,917	0.5
Series 2002-4 Class A, 2.61% 8/18/09	27,000,000	27,016,246	0.5
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34	25,918,906	25,962,033	0.5
Amortizing Residential Collateral Trust Series 2002-BC6 Class M1, 3.28% 8/25/32	24,900,000	25,084,701	0.4
AmeriCredit Automobile Receivables Trust Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038	0.4
Citibank Credit Card Issuance Trust Series 2003-B1 Class B1, 2.74% 3/7/08	25,000,000	25,042,223	0.4
Holmes Financing No. 8 PLC floater Series 2 Class A, 2.72% 4/15/11	25,000,000	24,990,235	0.4
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12	24,300,000	24,359,824	0.4
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35	23,650,000	23,650,000	0.4
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
ACE Securities Corp. Series 2002-HE2 Class M1, 3.38% 8/25/32	$ 21,525,000	$ 21,644,195	0.4
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 2.89% 6/25/34	23,589,523	23,588,502	0.4
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08	22,589,000	22,663,483	0.4
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40	22,640,000	22,647,075	0.4
CDC Mortgage Capital Trust Series 2002-HE3 Class M1, 3.63% 3/25/33	21,499,948	21,961,275	0.4
Bank One Issuance Trust Series 2002-B1 Class B1, 2.86% 12/15/09	20,655,000	20,765,926	0.4
Argent Securities, Inc. Series 2003-W3 Class M2, 4.33% 9/25/33	20,000,000	20,687,082	0.4
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 2.86% 10/15/09	20,000,000	20,111,192	0.3
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34	19,880,000	20,064,387	0.3
MBNA Master Credit Card Trust II Series 1998-G Class B, 2.88% 2/17/09	20,000,000	20,060,062	0.3
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12	20,000,000	20,037,482	0.3
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07	19,600,000	19,698,284	0.3
Long Beach Mortgage Loan Trust Series 2003-2 Class M1, 3.35% 6/25/33	19,500,000	19,690,182	0.3
Capital One Master Trust Series 2001-1 Class B, 2.99% 12/15/10	19,500,000	19,671,680	0.3
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288	0.3
Nissan Auto Lease Trust Series 2003-A Class A3A, 2.62% 6/15/09	18,550,330	18,571,028	0.3
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 3.69% 4/7/10	17,785,000	18,217,047	0.3
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09	18,000,000	18,020,322	0.3
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09	17,947,151	18,005,482	0.3
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.16% 7/15/08	17,705,000	17,743,951	0.3
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09	17,500,000	17,737,743	0.3
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34	$ 17,715,665	$ 17,702,403	0.3
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07	17,500,000	17,538,220	0.3
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765	0.3
AmeriCredit Automobile Receivables Trust Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151	0.3
Liberty Media Corp. 3.99% 9/17/06	17,000,000	17,198,730	0.3
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557	0.3
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-C Class A2, 3.07% 7/25/29	16,713,022	16,676,810	0.3
Countrywide Home Loans, Inc. floater Series 2005-1 Class 2A1, 2.84% 3/25/35	16,450,000	16,450,000	0.3
Top Fifty securities as a percentage of the Fund's net assets - 54.2%
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Inflation-Protected Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Inflation-Protected Bond Fund

AIFB-QTLY-0305

1.813044.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 98.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes 2% 7/15/14 (a)	$ 149,303,861	$ 154,439,653
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25 (a)	165,597,082	178,194,805
3.625% 4/15/28	170,697,650	224,687,450
3.875% 4/15/29	18,821,646	25,891,527
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	78,638,820	77,508,389
1.875% 7/15/13	141,689,100	145,497,001
2% 1/15/14	150,090,336	155,278,956
3% 7/15/12	168,051,114	186,773,024
3.375% 1/15/12	80,781,315	91,481,683
3.5% 1/15/11	112,006,131	126,426,925
3.625% 1/15/08	63,959,184	68,921,009
3.875% 1/15/09 (a)	209,629,800	232,567,716
4.25% 1/15/10	23,839,830	27,418,593
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,638,894,875)		1,695,086,731
Fixed-Income Funds - 6.7%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $114,999,996)	1,157,166	115,172,732
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (Cost $10,944,000)	$ 10,944,764	10,944,000
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,764,838,871)		1,821,203,463
NET OTHER ASSETS - (6.2)%		(106,138,507)
NET ASSETS - 100%		$ 1,715,064,956
F
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A listing of the top fifty securities and derivatives for Fidelity's Fixed-Income Central Fund is provided at the end of this report. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,765,081,932. Net unrealized appreciation aggregated $56,121,531, of which $58,442,046 related to appreciated investment securities and $2,320,515 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

January 31, 2005 (Unaudited)

Fidelity Ultra-Short Central Fund

Top Fifty Securities and Derivatives
	Maturity Amount		% of Fund's Net Assets
Investments in repurchase agreements: (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05)	$ 1,484,022,606	$ 1,483,919,000	25.5
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172	4.6
	Principal Amount
Federal Home Loan Bank 1.265% 3/15/05	$ 200,000,000	199,659,389	3.4
Fannie Mae 1.55% 5/4/05	90,000,000	89,739,000	1.6
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,715,960	1.5
Fannie Mae 1.8% 5/27/05	60,000,000	59,827,740	1.0
Bank One Issuance Trust Series 2002-C2 Class C2, 3.47% 5/15/08	35,785,000	35,935,193	0.6
Fannie Mae 6.25% 3/22/12	34,005,000	34,173,325	0.6
Sears Credit Account Master Trust II Series 2002-4 Class B, 2.905% 8/18/09	33,300,000	33,344,289	0.6
Discover Card Master Trust I Series 2002-1 Class B, 2.88% 7/15/07	30,637,000	30,634,574	0.5
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09	30,353,000	30,462,611	0.5
Series 2001-B1 Class B1, 2.855% 10/15/08	30,000,000	30,069,528	0.5
Sears Credit Account Master Trust II:
Series 2002-5 Class B, 3.73% 11/17/09	30,000,000	30,052,917	0.5
Series 2002-4 Class A, 2.61% 8/18/09	27,000,000	27,016,246	0.5
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34	25,918,906	25,962,033	0.5
Amortizing Residential Collateral Trust Series 2002-BC6 Class M1, 3.28% 8/25/32	24,900,000	25,084,701	0.4
AmeriCredit Automobile Receivables Trust Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038	0.4
Citibank Credit Card Issuance Trust Series 2003-B1 Class B1, 2.74% 3/7/08	25,000,000	25,042,223	0.4
Holmes Financing No. 8 PLC floater Series 2 Class A, 2.72% 4/15/11	25,000,000	24,990,235	0.4
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12	24,300,000	24,359,824	0.4
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35	23,650,000	23,650,000	0.4
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
ACE Securities Corp. Series 2002-HE2 Class M1, 3.38% 8/25/32	$ 21,525,000	$ 21,644,195	0.4
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 2.89% 6/25/34	23,589,523	23,588,502	0.4
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08	22,589,000	22,663,483	0.4
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40	22,640,000	22,647,075	0.4
CDC Mortgage Capital Trust Series 2002-HE3 Class M1, 3.63% 3/25/33	21,499,948	21,961,275	0.4
Bank One Issuance Trust Series 2002-B1 Class B1, 2.86% 12/15/09	20,655,000	20,765,926	0.4
Argent Securities, Inc. Series 2003-W3 Class M2, 4.33% 9/25/33	20,000,000	20,687,082	0.4
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 2.86% 10/15/09	20,000,000	20,111,192	0.3
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34	19,880,000	20,064,387	0.3
MBNA Master Credit Card Trust II Series 1998-G Class B, 2.88% 2/17/09	20,000,000	20,060,062	0.3
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12	20,000,000	20,037,482	0.3
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07	19,600,000	19,698,284	0.3
Long Beach Mortgage Loan Trust Series 2003-2 Class M1, 3.35% 6/25/33	19,500,000	19,690,182	0.3
Capital One Master Trust Series 2001-1 Class B, 2.99% 12/15/10	19,500,000	19,671,680	0.3
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288	0.3
Nissan Auto Lease Trust Series 2003-A Class A3A, 2.62% 6/15/09	18,550,330	18,571,028	0.3
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 3.69% 4/7/10	17,785,000	18,217,047	0.3
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09	18,000,000	18,020,322	0.3
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09	17,947,151	18,005,482	0.3
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.16% 7/15/08	17,705,000	17,743,951	0.3
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09	17,500,000	17,737,743	0.3
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34	$ 17,715,665	$ 17,702,403	0.3
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07	17,500,000	17,538,220	0.3
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765	0.3
AmeriCredit Automobile Receivables Trust Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151	0.3
Liberty Media Corp. 3.99% 9/17/06	17,000,000	17,198,730	0.3
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557	0.3
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-C Class A2, 3.07% 7/25/29	16,713,022	16,676,810	0.3
Countrywide Home Loans, Inc. floater Series 2005-1 Class 2A1, 2.84% 3/25/35	16,450,000	16,450,000	0.3
Top Fifty securities as a percentage of the Fund's net assets - 54.2%
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Inflation-Protected Bond Fund

January 31, 2005

IFB-QTLY-0305

1.813256.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 98.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes 2% 7/15/14 (a)	$ 149,303,861	$ 154,439,653
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25 (a)	165,597,082	178,194,805
3.625% 4/15/28	170,697,650	224,687,450
3.875% 4/15/29	18,821,646	25,891,527
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	78,638,820	77,508,389
1.875% 7/15/13	141,689,100	145,497,001
2% 1/15/14	150,090,336	155,278,956
3% 7/15/12	168,051,114	186,773,024
3.375% 1/15/12	80,781,315	91,481,683
3.5% 1/15/11	112,006,131	126,426,925
3.625% 1/15/08	63,959,184	68,921,009
3.875% 1/15/09 (a)	209,629,800	232,567,716
4.25% 1/15/10	23,839,830	27,418,593
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,638,894,875)		1,695,086,731
Fixed-Income Funds - 6.7%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $114,999,996)	1,157,166	115,172,732
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (Cost $10,944,000)	$ 10,944,764	10,944,000
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,764,838,871)		1,821,203,463
NET OTHER ASSETS - (6.2)%		(106,138,507)
NET ASSETS - 100%		$ 1,715,064,956
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A listing of the top fifty securities and derivatives for Fidelity's Fixed-Income Central Fund is provided at the end of this report. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,765,081,932. Net unrealized appreciation aggregated $56,121,531, of which $58,442,046 related to appreciated investment securities and $2,320,515 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

January 31, 2005 (Unaudited)

Fidelity Ultra-Short Central Fund

Top Fifty Securities and Derivatives
	Maturity Amount		% of Fund's Net Assets
Investments in repurchase agreements: (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05)	$ 1,484,022,606	$ 1,483,919,000	25.5
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172	4.6
	Principal Amount
Federal Home Loan Bank 1.265% 3/15/05	$ 200,000,000	199,659,389	3.4
Fannie Mae 1.55% 5/4/05	90,000,000	89,739,000	1.6
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,715,960	1.5
Fannie Mae 1.8% 5/27/05	60,000,000	59,827,740	1.0
Bank One Issuance Trust Series 2002-C2 Class C2, 3.47% 5/15/08	35,785,000	35,935,193	0.6
Fannie Mae 6.25% 3/22/12	34,005,000	34,173,325	0.6
Sears Credit Account Master Trust II Series 2002-4 Class B, 2.905% 8/18/09	33,300,000	33,344,289	0.6
Discover Card Master Trust I Series 2002-1 Class B, 2.88% 7/15/07	30,637,000	30,634,574	0.5
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09	30,353,000	30,462,611	0.5
Series 2001-B1 Class B1, 2.855% 10/15/08	30,000,000	30,069,528	0.5
Sears Credit Account Master Trust II:
Series 2002-5 Class B, 3.73% 11/17/09	30,000,000	30,052,917	0.5
Series 2002-4 Class A, 2.61% 8/18/09	27,000,000	27,016,246	0.5
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34	25,918,906	25,962,033	0.5
Amortizing Residential Collateral Trust Series 2002-BC6 Class M1, 3.28% 8/25/32	24,900,000	25,084,701	0.4
AmeriCredit Automobile Receivables Trust Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038	0.4
Citibank Credit Card Issuance Trust Series 2003-B1 Class B1, 2.74% 3/7/08	25,000,000	25,042,223	0.4
Holmes Financing No. 8 PLC floater Series 2 Class A, 2.72% 4/15/11	25,000,000	24,990,235	0.4
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12	24,300,000	24,359,824	0.4
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35	23,650,000	23,650,000	0.4
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
ACE Securities Corp. Series 2002-HE2 Class M1, 3.38% 8/25/32	$ 21,525,000	$ 21,644,195	0.4
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 2.89% 6/25/34	23,589,523	23,588,502	0.4
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08	22,589,000	22,663,483	0.4
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40	22,640,000	22,647,075	0.4
CDC Mortgage Capital Trust Series 2002-HE3 Class M1, 3.63% 3/25/33	21,499,948	21,961,275	0.4
Bank One Issuance Trust Series 2002-B1 Class B1, 2.86% 12/15/09	20,655,000	20,765,926	0.4
Argent Securities, Inc. Series 2003-W3 Class M2, 4.33% 9/25/33	20,000,000	20,687,082	0.4
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 2.86% 10/15/09	20,000,000	20,111,192	0.3
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34	19,880,000	20,064,387	0.3
MBNA Master Credit Card Trust II Series 1998-G Class B, 2.88% 2/17/09	20,000,000	20,060,062	0.3
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12	20,000,000	20,037,482	0.3
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07	19,600,000	19,698,284	0.3
Long Beach Mortgage Loan Trust Series 2003-2 Class M1, 3.35% 6/25/33	19,500,000	19,690,182	0.3
Capital One Master Trust Series 2001-1 Class B, 2.99% 12/15/10	19,500,000	19,671,680	0.3
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288	0.3
Nissan Auto Lease Trust Series 2003-A Class A3A, 2.62% 6/15/09	18,550,330	18,571,028	0.3
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 3.69% 4/7/10	17,785,000	18,217,047	0.3
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09	18,000,000	18,020,322	0.3
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09	17,947,151	18,005,482	0.3
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.16% 7/15/08	17,705,000	17,743,951	0.3
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09	17,500,000	17,737,743	0.3
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34	$ 17,715,665	$ 17,702,403	0.3
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07	17,500,000	17,538,220	0.3
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765	0.3
AmeriCredit Automobile Receivables Trust Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151	0.3
Liberty Media Corp. 3.99% 9/17/06	17,000,000	17,198,730	0.3
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557	0.3
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-C Class A2, 3.07% 7/25/29	16,713,022	16,676,810	0.3
Countrywide Home Loans, Inc. floater Series 2005-1 Class 2A1, 2.84% 3/25/35	16,450,000	16,450,000	0.3
Top Fifty securities as a percentage of the Fund's net assets - 54.2%
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond

January 31, 2005

IGB-QTLY-0305

1.813259.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,815	$ 3,796
4.75% 1/15/08	15,985	16,254
		20,050
Automobiles - 0.9%
Ford Motor Co.:
6.625% 10/1/28	4,300	3,966
7.45% 7/16/31	27,650	27,585
General Motors Corp. 8.375% 7/15/33	30,090	30,300
		61,851
Media - 1.1%
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	12,905
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,931
Cox Communications, Inc.:
7.125% 10/1/12	5,770	6,499
7.75% 11/1/10	9,500	10,868
Liberty Media Corp. 8.25% 2/1/30	5,530	6,206
News America Holdings, Inc. 8% 10/17/16	1,000	1,225
News America, Inc. 6.2% 12/15/34 (b)	15,000	15,473
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,364
		70,471
TOTAL CONSUMER DISCRETIONARY		152,372
CONSUMER STAPLES - 0.3%
Food Products - 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125% 10/1/13 (b)	4,725	4,832
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	14,905	16,294
TOTAL CONSUMER STAPLES		21,126
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,519
Petronas Capital Ltd. 7% 5/22/12 (b)	26,925	30,813
		37,332
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil & Gas - 1.7%
Amerada Hess Corp.:
6.65% 8/15/11	$ 5,490	$ 6,041
7.125% 3/15/33	3,945	4,514
7.375% 10/1/09	3,475	3,891
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	8,835	8,944
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,312
Energy Transfer Partners LP 5.95% 2/1/15 (b)	5,515	5,636
Enterprise Products Operating LP:
4.625% 10/15/09 (b)	2,435	2,429
5.6% 10/15/14 (b)	1,720	1,762
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,024
Pemex Project Funding Master Trust 7.375% 12/15/14	47,060	52,590
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,400	7,600
Williams Companies, Inc.:
7.125% 9/1/11	4,410	4,796
7.5% 1/15/31	1,270	1,372
		113,911
TOTAL ENERGY		151,243
FINANCIALS - 9.2%
Capital Markets - 0.9%
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	5,100	4,956
4.25% 9/4/12 (e)	5,730	5,740
Goldman Sachs Group, Inc. 5.125% 1/15/15	25,000	25,308
Merrill Lynch & Co., Inc. 5% 1/15/15	12,090	12,127
Morgan Stanley 4.75% 4/1/14	12,090	11,901
		60,032
Commercial Banks - 1.9%
Bank One Corp. 5.25% 1/30/13	13,775	14,237
Banponce Corp. 6.75% 12/15/05	6,965	7,133
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	4,001
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	2,920	2,900
5.25% 2/10/14 (b)	5,000	5,118
Korea Development Bank:
3.875% 3/2/09	16,050	15,787
4.75% 7/20/09	5,805	5,899
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank: - continued
5.75% 9/10/13	$ 10,035	$ 10,661
Rabobank Capital Funding Trust II 5.26% 12/31/49 (b)(e)	20,000	20,510
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,649
Wachovia Bank NA 4.875% 2/1/15	31,000	31,144
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,350
		127,389
Consumer Finance - 1.5%
Capital One Bank:
4.875% 5/15/08	8,240	8,430
6.5% 6/13/13	8,775	9,641
8.25% 6/15/05	12,300	12,522
General Electric Capital Corp. 6% 6/15/12	4,600	5,028
Household Finance Corp.:
4.125% 11/16/09	20,531	20,395
6.375% 11/27/12	6,035	6,694
7% 5/15/12	6,655	7,617
HSBC Finance Corp. 6.75% 5/15/11	9,235	10,364
MBNA America Bank NA 4.625% 8/3/09	5,000	5,070
MBNA Corp. 7.5% 3/15/12	7,730	8,946
		94,707
Diversified Financial Services - 1.6%
Citigroup, Inc. 5.625% 8/27/12	5,960	6,360
Duke Capital LLC 4.331% 11/16/06	2,040	2,059
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (b)	3,075	3,342
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (b)	15,035	16,018
7.45% 11/24/33 (b)	8,000	9,122
J.P. Morgan Chase & Co.:
4.875% 3/15/14	9,405	9,427
5.125% 9/15/14	15,000	15,281
6.75% 2/1/11	18,915	21,276
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	21,740	23,042
		105,927
Insurance - 0.9%
Aegon NV 4.75% 6/1/13	13,000	12,976
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Assurant, Inc. 5.625% 2/15/14	$ 4,265	$ 4,438
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,880	5,939
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	16,781	18,177
The Chubb Corp. 6.15% 8/15/05	6,275	6,365
Travelers Property Casualty Corp.:
5% 3/15/13	3,170	3,157
6.375% 3/15/33	4,075	4,247
		55,299
Real Estate - 1.3%
Boston Properties, Inc. 6.25% 1/15/13	6,505	7,114
Camden Property Trust:
5.875% 6/1/07	3,920	4,077
5.875% 11/30/12	6,435	6,801
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,223
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,295
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,135
EOP Operating LP:
4.65% 10/1/10	8,840	8,854
4.75% 3/15/14	21,525	20,956
Gables Realty LP:
5.75% 7/15/07	8,040	8,312
6.8% 3/15/05	1,120	1,124
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,535	8,440
Regency Centers LP 6.75% 1/15/12	7,380	8,236
		87,567
Thrifts & Mortgage Finance - 1.1%
Countrywide Home Loans, Inc.:
4% 3/22/11	14,235	13,798
5.625% 5/15/07	5,500	5,713
Independence Community Bank Corp. 3.75% 4/1/14 (e)	5,390	5,181
Washington Mutual Bank 5.125% 1/15/15	11,000	11,079
Washington Mutual, Inc.:
2.4% 11/3/05	14,354	14,257
4.625% 4/1/14	22,910	22,250
		72,278
TOTAL FINANCIALS		603,199
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	$ 13,765	$ 11,803
7.45% 5/1/34 (b)	180	150
		11,953
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates 6.978% 10/1/12	2,106	2,133
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	12,310	11,753
		13,886
Road & Rail - 0.2%
CSX Corp. 6.75% 3/15/11	9,000	10,054
TOTAL INDUSTRIALS		35,893
MATERIALS - 0.4%
Chemicals - 0.1%
Lubrizol Corp.:
5.5% 10/1/14	2,075	2,130
6.5% 10/1/34	3,765	4,057
		6,187
Containers & Packaging - 0.1%
Sealed Air Corp. 6.875% 7/15/33 (b)	4,070	4,511
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,460	3,844
Paper & Forest Products - 0.1%
International Paper Co.:
4.25% 1/15/09	2,090	2,094
5.5% 1/15/14	5,245	5,494
Weyerhaeuser Co. 5.25% 12/15/09	2,316	2,408
		9,996
TOTAL MATERIALS		24,538
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.2%
Ameritech Capital Funding Corp. 6.25% 5/18/09	4,185	4,492
Bellsouth Capital Funding Corp. 7.875% 2/15/30	3,210	4,100
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Corp. 6.55% 6/15/34	$ 28,300	$ 31,408
British Telecommunications PLC:
8.375% 12/15/10	12,619	15,089
8.875% 12/15/30	3,280	4,489
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,477
8.25% 6/15/05	2,035	2,072
8.5% 6/15/10	3,725	4,421
8.75% 6/15/30	18,985	25,683
France Telecom SA 8.5% 3/1/11	7,775	9,278
Koninklijke KPN NV yankee 8% 10/1/10	17,000	19,956
KT Corp. 5.875% 6/24/14 (b)	5,295	5,637
SBC Communications, Inc. 4.125% 9/15/09	12,820	12,729
Sprint Capital Corp. 7.625% 1/30/11	7,800	9,013
Telecom Italia Capital:
4% 11/15/08	12,400	12,302
4% 1/15/10 (b)	8,105	7,914
4.95% 9/30/14 (b)	8,070	7,982
TELUS Corp. yankee 7.5% 6/1/07	15,105	16,310
Verizon Global Funding Corp. 7.25% 12/1/10	12,385	14,136
		213,488
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.875% 3/1/11	5,035	5,920
TOTAL TELECOMMUNICATION SERVICES		219,408
UTILITIES - 1.8%
Electric Utilities - 1.3%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	9,032
DTE Energy Co. 7.05% 6/1/11	4,090	4,638
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	20,587
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,380
6.45% 11/15/11	1,690	1,834
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,017
5.875% 10/1/12	2,650	2,821
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	11,233
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,987
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
4.8% 3/1/14	$ 2,670	$ 2,675
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,940
7.875% 10/1/12	5,630	6,844
Southern California Edison Co.:
4.65% 4/1/15	700	691
5% 1/15/14	585	598
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,113
		84,390
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,738
NiSource Finance Corp. 7.875% 11/15/10	5,655	6,633
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	5,134
		13,505
Multi-Utilities & Unregulated Power - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	5,425	6,206
Dominion Resources, Inc. 8.125% 6/15/10	13,170	15,439
		21,645
TOTAL UTILITIES		119,540
TOTAL NONCONVERTIBLE BONDS (Cost $1,270,272)		1,327,319
U.S. Government and Government Agency Obligations - 22.4%

U.S. Government Agency Obligations - 10.4%
Fannie Mae:
3.25% 8/15/08	100,000	98,207
4.375% 7/17/13	20,950	20,540
4.625% 10/15/13	8,000	8,129
5.5% 7/18/12	34,500	34,845
6.125% 3/15/12	22,972	25,522
6.25% 2/1/11	122,105	133,836
6.25% 3/22/12	19,683	19,780
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	11,346
Freddie Mac:
2.85% 2/23/07	150,000	148,048
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
3.625% 9/15/08	$ 100,000	$ 99,504
4.5% 1/15/14	25,300	25,418
5.25% 11/5/12	5,610	5,694
5.875% 3/21/11	49,045	52,904
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		683,773
U.S. Treasury Inflation Protected Obligations - 3.6%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	113,080	121,658
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	113,291	117,208
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		238,866
U.S. Treasury Obligations - 8.4%
U.S. Treasury Bonds 8% 11/15/21	217,857	304,821
U.S. Treasury Notes 2.75% 7/31/06 (d)	248,272	246,875
TOTAL U.S. TREASURY OBLIGATIONS		551,696
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,460,385)		1,474,335
U.S. Government Agency - Mortgage Securities - 25.9%

Fannie Mae - 24.7%
3.878% 6/1/33 (e)	5,447	5,446
3.88% 11/1/34 (e)	7,816	7,837
3.971% 11/1/34 (e)	2,395	2,416
4% 2/1/20 (c)	65,950	64,466
4.017% 12/1/34 (e)	8,448	8,404
4.025% 1/1/35 (e)	2,275	2,288
4.052% 2/1/35 (e)	1,069	1,076
4.118% 1/1/35 (e)	2,440	2,457
4.118% 2/1/35 (e)	750	756
4.12% 2/1/35 (e)	2,075	2,091
4.128% 2/1/35 (e)	4,247	4,277
4.145% 2/1/35 (e)	2,579	2,567
4.197% 1/1/35 (e)	1,951	1,970
4.437% 11/1/34 (e)	19,530	19,930
4.5% 2/1/20 (c)	208,040	207,485
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 7/1/33 to 12/1/33	$ 59,875	$ 58,546
4.826% 1/1/35 (e)	3,970	3,957
5% 12/1/17	2,107	2,143
5% 2/1/35 (c)	233,321	232,446
5.5% 2/1/11 to 10/1/34	385,081	392,835
5.5% 2/1/35 (c)	279,092	283,802
6% 1/1/13 to 6/1/32	8,075	8,419
6% 2/1/35 (c)	9,075	9,372
6.5% 3/1/06 to 8/1/34	177,835	186,722
6.5% 2/1/20 (c)	58,329	61,701
7% 7/1/22 to 12/1/31	47,666	50,603
7.5% 6/1/25 to 8/1/29	4,756	5,105
9.5% 1/1/17 to 2/1/25	506	570
12.5% 1/1/15 to 7/1/15	11	12
TOTAL FANNIE MAE		1,629,699
Freddie Mac - 0.1%
4.232% 1/1/35 (e)	2,075	2,092
4.364% 1/1/35 (e)	4,600	4,645
8.5% 9/1/22 to 9/1/27	665	728
TOTAL FREDDIE MAC		7,465
Government National Mortgage Association - 1.1%
5.5% 12/15/32 to 5/15/34	15,828	16,258
6% 10/15/08 to 10/15/30	11,458	11,938
6.5% 3/15/26 to 2/15/33	5,016	5,288
7% 8/15/23 to 12/15/32	32,024	34,012
7.5% 10/15/05 to 8/15/28	2,132	2,296
8% 9/15/24 to 5/15/32	401	435
8.5% 1/15/31	21	23
9% 4/15/23	7	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		70,258
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,694,066)		1,707,422
Asset-Backed Securities - 5.7%
	Principal Amount (000s)	Value (000s)
ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.38% 11/25/32 (e)	$ 3,646	$ 3,722
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (e)	2,300	2,300
Class M2, 3.63% 2/25/34 (e)	2,600	2,601
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12 (b)(e)	28,600	28,654
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.96% 4/25/34 (e)	1,290	1,290
Class M2, 3.01% 4/25/34 (e)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.86% 4/15/33 (e)	3,788	3,792
Series 2003-HE7 Class A3, 2.84% 12/15/33 (e)	6,401	6,422
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.44% 12/15/09 (e)	8,010	8,117
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,925
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (e)	7,515	7,524
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	8,965	8,910
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.16% 7/15/08 (e)	8,570	8,589
Series 2003-B1 Class B1, 3.65% 2/17/09 (e)	13,465	13,620
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,074
Series 2003-B4 Class B4, 3.28% 7/15/11 (e)	6,635	6,760
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,481
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	8,905	8,868
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.43% 10/25/33 (e)	3,150	3,260
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.68% 5/15/09 (e)	4,365	4,365
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (e)	15,800	15,835
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	5,790	5,931
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.03% 5/25/34 (e)	5,450	5,450
Series 2004-3 Class M1, 3.03% 6/25/34 (e)	1,525	1,526
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.21% 11/25/33 (e)	1,400	1,415
Class M2, 4.28% 11/25/33 (e)	700	721
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (e)	425	425
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust Series 2004-FF2: - continued
Class M4, 3.43% 3/25/34 (e)	$ 325	$ 325
Class M6, 3.78% 3/25/34 (e)	400	404
GSAMP Trust:
Series 2004-FM2:
Class M1, 3.03% 1/25/34 (e)	3,500	3,500
Class M2, 3.63% 1/25/34 (e)	1,600	1,600
Class M3, 3.83% 1/25/34 (e)	1,600	1,600
Series 2004-OPT Class A1, 2.87% 11/25/34 (e)	10,770	10,770
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.91% 8/25/33 (e)	774	777
Class M1, 3.41% 8/25/33 (e)	2,915	2,954
Series 2003-4:
Class M1, 3.33% 10/25/33 (e)	4,025	4,066
Class M2, 4.43% 10/25/33 (e)	4,765	4,839
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (b)	260	260
Series 2003-5N Class A, 7.5% 1/27/34 (b)	127	128
Household Home Equity Loan Trust Series 2002-2 Class A, 2.8% 4/20/32 (e)	3,295	3,301
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.38% 7/25/33 (e)	4,800	4,914
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09 (e)	33,400	33,521
Series 2003-B2 Class B2, 2.87% 10/15/10 (e)	1,530	1,542
Series 2003-B3 Class B3, 2.855% 1/18/11 (e)	7,085	7,125
Series 2003-B5 Class B5, 2.85% 2/15/11 (e)	10,335	10,425
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (e)	2,225	2,225
Class M2, 3.08% 7/25/34 (e)	400	400
Class M3, 3.48% 7/25/34 (e)	825	825
Class M4, 3.63% 7/25/34 (e)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.63% 12/27/32 (e)	1,945	1,974
Series 2003-HE1 Class M2, 4.43% 5/25/33 (e)	5,560	5,635
Series 2003-NC8 Class M1, 3.23% 9/25/33 (e)	2,600	2,621
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.53% 1/25/32 (e)	5,014	5,049
Series 2002-NC1 Class M1, 3.33% 2/25/32 (b)(e)	3,680	3,713
Series 2002-NC3 Class M1, 3.25% 8/25/32 (e)	1,585	1,603
Series 2003-NC2 Class M2, 4.53% 2/25/33 (e)	2,855	2,923
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(e)(g)	$ 8,640	$ 3,200
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	9,055	4,920
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.96% 1/25/33 (e)	1,888	1,890
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,500	10,430
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (e)	1,500	1,501
Class M4, 3.505% 6/25/34 (e)	2,520	2,526
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	7,883
Series 2002-4 Class A, 2.61% 8/18/09 (e)	10,400	10,406
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (e)	5,136	5,195
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (b)(e)	9,340	9,365
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	13,100	13,027
TOTAL ASSET-BACKED SECURITIES (Cost $371,907)		373,489
Collateralized Mortgage Obligations - 7.4%

Private Sponsor - 5.2%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 2.88% 5/25/35 (e)	8,550	8,550
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3767% 12/25/33 (e)	2,262	2,252
Class 2A1, 4.2095% 12/25/33 (e)	6,821	6,816
Series 2003-L Class 2A1, 4.0234% 1/25/34 (e)	13,199	13,148
Series 2004-1 Class 2A2, 4.7475% 10/25/34 (e)	12,409	12,539
Series 2004-B:
Class 1A1, 3.4286% 3/25/34 (e)	5,161	5,120
Class 2A2, 4.148% 3/25/34 (e)	4,793	4,744
Series 2004-C Class 1A1, 3.4052% 4/25/34 (e)	8,301	8,227
Series 2004-D:
Class 1A1, 3.5817% 5/25/34 (e)	10,416	10,338
Class 2A2, 4.2219% 5/25/34 (e)	12,529	12,508
Series 2004-G Class 2A7, 4.6351% 8/25/34 (e)	10,669	10,723
Series 2004-H Class 2A1, 4.5375% 9/25/34 (e)	11,834	11,886
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-J:
Class 1A2, 4.3446% 11/25/34 (e)	$ 4,682	$ 4,704
Class 2A1, 4.8233% 11/25/34 (e)	18,916	19,117
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (e)	48,430	48,430
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (e)	3,626	3,629
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (e)	5,730	5,732
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,819	1,859
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3207% 5/25/17 (e)	10,124	10,419
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.25% 8/25/17 (e)	8,732	9,034
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-G Class A2, 3.07% 11/25/29 (e)	5,610	5,615
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	4,541	4,641
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,926	1,974
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 3.97% 7/10/35 (b)(e)	8,966	9,148
Class B4, 4.17% 7/10/35 (b)(e)	6,822	6,960
Class B5, 4.77% 7/10/35 (b)(e)	6,432	6,558
Class B6, 5.27% 7/10/35 (b)(e)	2,924	2,984
Series 2003-CB1:
Class B3, 3.87% 6/10/35 (b)(e)	3,125	3,179
Class B4, 4.07% 6/10/35 (b)(e)	2,796	2,844
Class B5, 4.67% 6/10/35 (b)(e)	1,909	1,950
Class B6, 5.17% 6/10/35 (b)(e)	1,134	1,161
Series 2004-A Class B4, 3.62% 2/10/36 (b)(e)	5,930	5,970
Series 2004-B:
Class B4, 3.52% 2/10/36 (b)(e)	1,585	1,588
Class B5, 3.97% 2/10/36 (b)(e)	1,090	1,092
Class B6, 4.42% 2/10/36 (b)(e)	297	298
Series 2004-C:
Class B4, 3.37% 9/10/36 (e)	1,991	1,991
Class B5, 3.77% 9/10/36 (e)	2,190	2,190
Class B6, 4.17% 9/10/36 (e)	398	398
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-12 Class 1A2, 3% 1/20/35 (e)	$ 22,876	$ 22,912
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,630	1,694
Series 2004-RA2 Class 2A, 7% 7/25/33	2,978	3,066
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4556% 9/25/34 (e)	12,235	12,115
Series 2005-AR2 Class 2A2, 4.578% 3/25/35	30,655	30,741
TOTAL PRIVATE SPONSOR		340,844
U.S. Government Agency - 2.2%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	1,680	1,681
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	29	29
Series 2003-73 Class GA, 3.5% 5/25/31	9,093	8,783
Series 2004-80 Class LD, 4% 1/25/19	3,525	3,434
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	95	95
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,122	10,333
Series 2425 Class JH, 6% 3/15/17	6,130	6,415
Series 2498 Class PD, 5.5% 2/15/16	4,240	4,336
Series 2760 Class EB, 4.5% 9/15/16	22,858	22,843
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,060
Series 2775:
Class OD, 4.5% 10/15/17	20,875	20,701
Class OE, 4.5% 4/15/19	31,083	30,279
Series 2866 Class XE, 4% 12/15/18	28,225	27,490
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,307	6,733
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8832% 10/16/23 (e)	1,490	1,588
TOTAL U.S. GOVERNMENT AGENCY		145,800
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $485,725)		486,644
Commercial Mortgage Securities - 4.2%
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 2.89% 4/25/34 (b)(e)	$ 7,339	$ 7,317
Class B, 4.43% 4/25/34 (b)(e)	815	814
Class M1, 3.09% 4/25/34 (b)(e)	634	633
Class M2, 3.73% 4/25/34 (b)(e)	634	634
Series 2004-2 Class A, 2.96% 8/25/34 (b)(e)	6,944	6,949
Series 2004-3:
Class A1, 2.9% 1/25/35 (b)(e)	7,943	7,947
Class A2, 2.95% 1/25/35 (b)(e)	1,142	1,143
Class M1, 3.03% 1/25/35 (b)(e)	1,340	1,340
Class M2, 3.53% 1/25/35 (b)(e)	894	894
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 2.73% 4/14/15 (b)(e)	6,612	6,614
Series 2004-ESA Class A2, 2.79% 5/14/16 (b)(e)	6,625	6,642
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	3,400	3,466
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	5,195	5,298
Class C, 4.937% 5/14/16 (b)	3,370	3,439
Class D, 4.986% 5/14/16 (b)	1,405	1,435
Class E, 5.064% 5/14/16 (b)	4,375	4,458
Class F, 5.182% 5/14/16 (b)	1,050	1,069
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (b)(e)	3,810	4,197
COMM floater Series 2002-FL7 Class A2, 2.83% 11/15/14 (b)(e)	2,259	2,261
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.88% 9/15/14 (b)(e)	2,000	2,002
Class D, 3.12% 9/15/14 (b)(e)	615	615
Class E, 3.18% 9/15/14 (b)(e)	835	836
Class F, 3.28% 9/15/14 (b)(e)	660	661
Class G, 3.46% 9/15/14 (b)(e)	1,505	1,507
Class H, 3.56% 9/15/14 (b)(e)	1,600	1,602
Class J, 4.08% 9/15/14 (b)(e)	550	551
Class K, 4.48% 9/15/14 (b)(e)	865	866
Class L, 4.68% 9/15/14 (b)(e)	695	695
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	4,187	4,299
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1:
Class A2, 2.98% 12/15/21 (b)(e)	$ 1,700	$ 1,700
Class B, 3.23% 12/15/21 (b)(e)	4,440	4,440
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	835	855
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,212
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,077
Series 2004-C1 Class ASP, 1.0446% 1/15/37 (b)(e)(g)	208,000	8,147
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,920	4,292
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,440
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	4,900	5,115
Class C1, 7.52% 5/15/06 (b)	3,500	3,658
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	14,455	15,335
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,309	2,447
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1962% 11/10/38 (e)(g)	115,928	5,413
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,674
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,586
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,339
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,409
Series 2003-59 Class D, 3.654% 10/16/27	11,780	11,278
Series 2003-47 Class XA, 0.2285% 6/16/43 (e)(g)	35,755	1,951
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.749% 12/10/41 (e)(g)	12,590	432
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	11,195	12,535
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,903
Series 1998-GLII Class E, 6.9703% 4/13/31 (e)	1,220	1,275
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (b)	2,495	2,796
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	11,400	10,492
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	$ 6,467	$ 6,878
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	9,000	9,546
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	6,100	6,459
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	17,184
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (b)(e)	4,805	4,898
Class 180B, 5.3979% 10/15/41 (b)(e)	2,250	2,257
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $272,075)		274,207
Foreign Government and Government Agency Obligations - 2.3%

Chilean Republic 7.125% 1/11/12	12,070	13,878
Italian Republic 4.5% 1/21/15	28,520	28,511
Korean Republic 4.875% 9/22/14	11,660	11,687
Russian Federation 5% 3/31/30 (Reg. S) (a)	9,895	10,377
State of Israel 4.625% 6/15/13	1,855	1,810
United Mexican States:
5.875% 1/15/14	19,265	19,939
6.75% 9/27/34	64,110	65,392
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $147,063)		151,594
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,983
Fixed-Income Funds - 11.3%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $746,000)	7,489,872	745,467
Cash Equivalents - 16.7%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (Cost $1,097,802) (h)	$ 1,097,879	$ 1,097,802
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $7,549,673)		7,643,262
NET OTHER ASSETS - (16.2)%		(1,063,236)
NET ASSETS - 100%		$ 6,580,026
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swap
Receive from Deutsche Bank, upon default event of Ford Motor Co., par value of the notional amount of Ford Motor Co. 7.45% 7/16/31, and pay quarterly notional amount multiplied by 2.43%	Dec. 2011	$ 14,500	243
Receive from Deutsche Bank, upon default event of General Motors Corp., par value of the notional amount of General Motors Corp. 7.125% 7/15/13, and pay quarterly notional amount multiplied by 2.63%	Dec. 2011	6,000	186
Receive from JPMorgan Chase, Inc., upon default event of General Motors Corp., par value of the notional amount of General Motors Corp. 7.125% 7/15/13, and pay quarterly notional amount mutiplied by 3.7%	March 2012	3,265	(61)
TOTAL CREDIT DEFAULT SWAP		23,765	368
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	$ 50,000	$ (258)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	96,000	(889)
Receive quarterly a fixed rate equal to 2.966% and pay quarterly a floating rate baed on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2005	250,000	166
Receive quarterly a fixed rate equal to 3.10328% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2006	100,000	(58)
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	36,000	(159)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	951
TOTAL INTEREST RATE SWAP		554,890	(247)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehamn Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 30 basis points with Goldman Sachs	June 2005	$ 75,000	$ 913
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	23,850	67
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	11,300	146
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	April 2005	27,215	97
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	60,250	180
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	22,600	194
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	11,300	32
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America

	June 2005	$ 11,300	$ 262
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	11,300	(27)
TOTAL TOTAL RETURN SWAP		254,115	1,864
		$ 832,770	$ 1,985
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $440,661,000 or 6.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $696,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A listing of the top fifty securities and derivatives for Fidelity's Fixed-Income Central Fund is provided at the end of this report. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$1,097,802,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$266,987
Bank of America, National Association	91,278
Barclays Capital Inc.	273,833
Countrywide Securities Corporation	20,538
Deutsche Bank Securities Inc.	11,410
Goldman, Sachs & Co.	68,458
Morgan Stanley & Co. Incorporated.	54,954
Societe Generale, New York Branch	25,101
UBS Securities LLC	159,736
Wachovia Capital Markets, LLC	102,688
WestLB AG	22,819
$ 1,097,802
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,553,273,000. Net unrealized appreciation aggregated $89,989,000, of which $104,730,000 related to appreciated investment securities and $14,741,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

January 31, 2005 (Unaudited)

Fidelity Ultra-Short Central Fund

Top Fifty Securities and Derivatives
	Maturity Amount		% of Fund's Net Assets
Investments in repurchase agreements: (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05)	$ 1,484,022,606	$ 1,483,919,000	25.5
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172	4.6
	Principal Amount
Federal Home Loan Bank 1.265% 3/15/05	$ 200,000,000	199,659,389	3.4
Fannie Mae 1.55% 5/4/05	90,000,000	89,739,000	1.6
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,715,960	1.5
Fannie Mae 1.8% 5/27/05	60,000,000	59,827,740	1.0
Bank One Issuance Trust Series 2002-C2 Class C2, 3.47% 5/15/08	35,785,000	35,935,193	0.6
Fannie Mae 6.25% 3/22/12	34,005,000	34,173,325	0.6
Sears Credit Account Master Trust II Series 2002-4 Class B, 2.905% 8/18/09	33,300,000	33,344,289	0.6
Discover Card Master Trust I Series 2002-1 Class B, 2.88% 7/15/07	30,637,000	30,634,574	0.5
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09	30,353,000	30,462,611	0.5
Series 2001-B1 Class B1, 2.855% 10/15/08	30,000,000	30,069,528	0.5
Sears Credit Account Master Trust II:
Series 2002-5 Class B, 3.73% 11/17/09	30,000,000	30,052,917	0.5
Series 2002-4 Class A, 2.61% 8/18/09	27,000,000	27,016,246	0.5
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34	25,918,906	25,962,033	0.5
Amortizing Residential Collateral Trust Series 2002-BC6 Class M1, 3.28% 8/25/32	24,900,000	25,084,701	0.4
AmeriCredit Automobile Receivables Trust Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038	0.4
Citibank Credit Card Issuance Trust Series 2003-B1 Class B1, 2.74% 3/7/08	25,000,000	25,042,223	0.4
Holmes Financing No. 8 PLC floater Series 2 Class A, 2.72% 4/15/11	25,000,000	24,990,235	0.4
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12	24,300,000	24,359,824	0.4
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35	23,650,000	23,650,000	0.4
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
ACE Securities Corp. Series 2002-HE2 Class M1, 3.38% 8/25/32	$ 21,525,000	$ 21,644,195	0.4
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 2.89% 6/25/34	23,589,523	23,588,502	0.4
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08	22,589,000	22,663,483	0.4
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40	22,640,000	22,647,075	0.4
CDC Mortgage Capital Trust Series 2002-HE3 Class M1, 3.63% 3/25/33	21,499,948	21,961,275	0.4
Bank One Issuance Trust Series 2002-B1 Class B1, 2.86% 12/15/09	20,655,000	20,765,926	0.4
Argent Securities, Inc. Series 2003-W3 Class M2, 4.33% 9/25/33	20,000,000	20,687,082	0.4
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 2.86% 10/15/09	20,000,000	20,111,192	0.3
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34	19,880,000	20,064,387	0.3
MBNA Master Credit Card Trust II Series 1998-G Class B, 2.88% 2/17/09	20,000,000	20,060,062	0.3
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12	20,000,000	20,037,482	0.3
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07	19,600,000	19,698,284	0.3
Long Beach Mortgage Loan Trust Series 2003-2 Class M1, 3.35% 6/25/33	19,500,000	19,690,182	0.3
Capital One Master Trust Series 2001-1 Class B, 2.99% 12/15/10	19,500,000	19,671,680	0.3
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288	0.3
Nissan Auto Lease Trust Series 2003-A Class A3A, 2.62% 6/15/09	18,550,330	18,571,028	0.3
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 3.69% 4/7/10	17,785,000	18,217,047	0.3
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09	18,000,000	18,020,322	0.3
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09	17,947,151	18,005,482	0.3
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.16% 7/15/08	17,705,000	17,743,951	0.3
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09	17,500,000	17,737,743	0.3
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34	$ 17,715,665	$ 17,702,403	0.3
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07	17,500,000	17,538,220	0.3
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765	0.3
AmeriCredit Automobile Receivables Trust Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151	0.3
Liberty Media Corp. 3.99% 9/17/06	17,000,000	17,198,730	0.3
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557	0.3
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-C Class A2, 3.07% 7/25/29	16,713,022	16,676,810	0.3
Countrywide Home Loans, Inc. floater Series 2005-1 Class 2A1, 2.84% 3/25/35	16,450,000	16,450,000	0.3
Top Fifty securities as a percentage of the Fund's net assets - 54.2%
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Government Income
Fund

January 31, 2005

TMM-QTLY-0305

1.813074.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 73.1%
	Principal Amount	Value
U.S. Government Agency Obligations - 39.1%
Fannie Mae:
2.625% 11/15/06	$ 3,155,000	$ 3,112,026
3.25% 1/15/08	19,400,000	19,163,359
3.25% 2/15/09	28,000,000	27,348,748
3.875% 2/15/10	14,935,000	14,813,578
4.625% 10/15/14	5,000,000	5,059,375
5.125% 1/2/14	10,000,000	10,303,130
5.5% 3/15/11	2,715,000	2,904,751
6% 5/15/08	4,000,000	4,275,604
6.25% 2/1/11	5,870,000	6,433,937
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	1,860,000	1,900,336
Federal Farm Credit Bank 6.05% 1/3/06	3,425,000	3,514,348
Federal Home Loan Bank 5.8% 9/2/08	15,350,000	16,341,073
Freddie Mac:
2.75% 10/15/06	12,735,000	12,600,951
2.875% 12/15/06	17,735,000	17,557,951
3.625% 9/15/08	16,065,000	15,985,237
5.5% 9/15/11	470,000	504,120
5.875% 3/21/11	14,005,000	15,107,025
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,747,614	1,836,585
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-D, 5.23% 5/15/05	170,638	171,328
Series 1994-A, 7.12% 4/15/06	1,973,294	2,025,488
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	7,625,003	7,899,885
Series 1994-B, 7.5% 1/26/06	41,177	42,885
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,043,478	1,132,049
6.77% 11/15/13	2,284,614	2,513,076
6.99% 5/21/16	4,544,400	5,157,530
Private Export Funding Corp.:
secured:
5.34% 3/15/06	8,660,000	8,857,786
5.66% 9/15/11 (a)	4,230,000	4,553,650
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
secured:
5.685% 5/15/12	$ 3,375,000	$ 3,657,066
7.17% 5/15/07	4,400,000	4,722,973
3.375% 2/15/09	680,000	667,791
4.974% 8/15/13	3,675,000	3,817,465
Small Business Administration guaranteed development participation certificates:
Series 2002-20K Class 1, 5.08% 11/1/22	9,017,823	9,257,689
Series 2003 P10B, 5.136% 8/10/13	4,825,026	4,920,453
Series 2004-20H Class 1, 5.17% 8/1/24	795,000	817,804
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	32,000,000	34,575,104
5.89% 8/15/05	11,100,000	11,246,109
6.6% 2/15/08	24,866,803	25,806,197
6.8% 2/15/12	7,000,000	7,849,492
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	4,100,000	4,246,489
5.96% 8/1/09	6,650,000	7,029,396
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	169,167	177,182
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		329,907,021
U.S. Treasury Inflation Protected Obligations - 8.8%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	56,765,382	74,719,653
U.S. Treasury Obligations - 25.2%
U.S. Treasury Bonds 11.25% 2/15/15	17,440,000	27,517,739
U.S. Treasury Notes:
2.75% 7/31/06	60,000,000	59,662,500
3.375% 9/15/09	41,665,000	41,142,563
4% 11/15/12	2,805,000	2,807,631
4.25% 8/15/13	525,000	531,440
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 5/15/14	$ 47,525,000	$ 49,806,580
5.625% 5/15/08	29,254,000	31,189,796
TOTAL U.S. TREASURY OBLIGATIONS		212,658,249
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $602,872,406)		617,284,923
U.S. Government Agency - Mortgage Securities - 16.0%

Fannie Mae - 14.9%
3.737% 1/1/35 (c)	244,398	244,550
3.827% 12/1/34 (c)	49,919	49,958
3.83% 1/1/35 (c)	175,000	175,273
3.836% 6/1/33 (c)	116,408	116,268
3.878% 6/1/33 (c)	736,814	736,737
3.913% 12/1/34 (c)	149,983	150,639
3.939% 10/1/34 (c)	218,805	220,547
3.971% 11/1/34 (c)	323,611	326,454
3.98% 1/1/35 (c)	225,000	226,230
3.987% 12/1/34 (c)	196,626	198,220
4% 2/1/20 (b)	28,812,244	28,163,969
4% 1/1/35 (c)	125,000	125,869
4.017% 12/1/34 (c)	1,100,000	1,094,281
4.021% 12/1/34 (c)	174,977	175,770
4.025% 1/1/35 (c)	299,939	301,685
4.029% 1/1/35 (c)	75,000	75,410
4.038% 12/1/34 (c)	97,633	98,901
4.048% 1/1/35 (c)	150,000	150,723
4.052% 2/1/35 (c)	150,000	150,920
4.072% 12/1/34 (c)	274,893	279,704
4.105% 1/1/35 (c)	296,864	299,676
4.118% 1/1/35 (c)	320,000	322,256
4.118% 2/1/35 (c)	100,000	100,813
4.12% 2/1/35 (c)	275,000	277,138
4.127% 1/1/35 (c)	324,191	326,541
4.128% 2/1/35 (c)	550,000	553,916
4.145% 2/1/35 (c)	350,000	348,398
4.17% 11/1/34 (c)	273,790	275,878
4.197% 1/1/35 (c)	250,000	252,422
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.2% 1/1/35 (c)	$ 619,689	$ 625,584
4.23% 11/1/34 (c)	88,947	89,893
4.324% 12/1/34 (c)	99,992	101,630
4.437% 11/1/34 (c)	2,663,590	2,718,053
4.551% 8/1/34 (c)	386,016	396,753
4.826% 1/1/35 (c)	520,000	518,235
5% 11/1/34	13,970,576	13,946,192
5% 2/1/35 (b)	25,000,000	24,906,250
5.5% 9/1/13 to 2/1/34	28,215,322	28,936,348
5.5% 2/1/20 (b)	4,317,940	4,452,876
6% 9/1/17	7,283,169	7,626,717
6.5% 2/1/10 to 4/1/33	2,488,892	2,605,063
6.5% 2/1/20 (b)	200,000	211,563
7% 11/1/06 to 5/1/30	2,103,800	2,233,986
7.5% 2/1/28 to 7/1/28	18,396	19,741
8.5% 7/1/31	434,361	472,235
9.5% 11/1/06 to 11/15/09	183,223	199,780
11% 8/1/10	40,635	44,657
11.25% 5/1/14	18,736	20,999
11.5% 6/15/19	99,077	111,117
12.5% 3/1/16	8,141	9,204
		126,066,022
Freddie Mac - 0.9%
4.232% 1/1/35 (c)	855,000	861,847
4.985% 8/1/33 (c)	125,000	127,963
5% 2/1/35 (b)	2,654,331	2,646,866
6% 2/1/29 to 5/1/29	1,228,485	1,269,984
7.5% 6/1/07 to 7/1/16	1,192,337	1,262,098
8.5% 7/1/22 to 9/1/29	345,201	379,124
9% 8/1/08 to 4/1/20	129,583	142,045
9.5% 6/1/09 to 8/1/21	747,631	822,125
10% 7/1/09 to 8/1/21	140,646	152,713
12% 8/1/13 to 3/1/15	17,726	19,909
12.25% 4/1/11 to 9/1/13	18,134	19,969
12.5% 2/1/14 to 6/1/19	74,802	83,665
13% 8/1/10 to 6/1/15	27,755	31,396
		7,819,704
Government National Mortgage Association - 0.2%
6.5% 3/15/28 to 6/20/32	312,372	328,985
7.5% 8/15/06 to 6/15/07	256,620	267,010
8% 12/15/23	548,562	600,274
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
10.5% 4/15/14 to 1/15/18	$ 111,820	$ 124,284
13.5% 7/15/11	11,363	12,985
		1,333,538
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $134,190,450)		135,219,264
Collateralized Mortgage Obligations - 8.3%

U.S. Government Agency - 8.3%
Fannie Mae planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	201,371	206,901
Series 1993-160 Class PK, 6.5% 11/25/22	2,933,380	2,947,695
Series 1993-240 Class PD, 6.25% 12/25/13	9,230,000	9,821,288
Series 1994-27 Class PJ, 6.5% 6/25/23	2,345,130	2,385,005
Series 1996-28 Class PK, 6.5% 7/25/25	684,300	729,718
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	4,055,191	4,127,990
Series 2002-25 Class PD, 6.5% 3/25/31	11,421,492	11,658,206
Series 2002-50 Class LE, 7% 12/25/29	301,405	305,641
Freddie Mac:
planned amortization class Series 2351 Class PX, 6.5% 7/15/30	1,622,530	1,629,968
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	565,657	590,724
Series 2516 Class AH, 5% 1/15/16	360,366	365,221
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1141 Class G, 9% 9/15/21	672,748	671,928
Series 1727 Class H, 6.5% 8/15/23	5,200,000	5,286,669
Series 2435 Class GD, 6.5% 2/15/30	266,442	267,007
Series 2473 Class JB, 5.5% 2/15/29	171,540	171,513
Series 2690 Class TB, 4.5% 12/15/17	1,940,000	1,955,869
Series 2707 Class QD, 4.5% 5/15/17	3,090,000	3,086,838
Series 2763 Class PD, 4.5% 12/15/17	1,990,000	1,989,872
Series 2780 Class OC, 4.5% 3/15/17	960,000	964,596
Series 2828 Class JA, 4.5% 1/15/10	1,745,000	1,763,241
Series 2831 Class PB, 5% 7/15/19	985,000	996,838
Series 2885 Class PC, 4.5% 3/15/18	1,260,000	1,264,215
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2448:
Class VH, 6.5% 5/15/18	$ 7,165,000	$ 7,307,940
Class XB, 6.5% 10/15/29	1,778,517	1,779,300
Series 2866 Class N, 4.5% 12/15/18	1,220,000	1,242,875
Series 2769 Class BU, 5% 3/15/34	1,752,334	1,733,698
target amortization class Series 2156 Class TC, 6.25% 5/15/29	4,277,802	4,427,714
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	325,278	327,094
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $69,763,430)		70,005,564
Cash Equivalents - 11.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (d) (Cost $96,002,000)	$ 96,008,703	96,002,000
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $902,828,286)		918,511,751
NET OTHER ASSETS - (8.7)%		(73,742,186)
NET ASSETS - 100%		$ 844,769,565
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0037% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2007	$ 4,770,000	$ (49,804)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,553,650 or 0.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$96,002,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$ 23,347,856
Bank of America, National Association	7,982,173
Barclays Capital Inc.	23,946,518
Countrywide Securities Corporation	1,795,989
Deutsche Bank Securities Inc.	997,772
Goldman Sachs & Co.	5,986,630
Morgan Stanley & Co. Incorporated.	4,805,675
Societe Generale, New York Branch	2,195,098
UBS Securities LLC	13,968,802
Wachovia Capital Markets, LLC	8,979,944
WestLB AG	1,995,543
$ 96,002,000
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $903,565,245. Net unrealized appreciation aggregated $14,946,506, of which $18,870,175 related to appreciated investment securities and $3,923,669 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short Term Bond Fund

January 31, 2005

STP-QTLY-0305

1.813036.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
2.96% 5/24/06 (f)	$ 8,000	$ 8,034
4.05% 6/4/08	3,165	3,149
4.75% 1/15/08	15,135	15,389
		26,572
Media - 2.6%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	11,690	12,356
Continental Cablevision, Inc.:
8.3% 5/15/06	22,050	23,262
9% 9/1/08	6,600	7,652
Cox Communications, Inc.:
6.4% 8/1/08	3,170	3,382
6.875% 6/15/05	9,757	9,882
7.75% 8/15/06	8,445	8,923
Liberty Media Corp. 3.99% 9/17/06 (f)	27,550	27,872
News America, Inc. 6.625% 1/9/08	15,595	16,710
TCI Communications, Inc. 8% 8/1/05	14,250	14,579
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,477
3.875% 10/15/08	1,915	1,894
		128,989
TOTAL CONSUMER DISCRETIONARY		155,561
CONSUMER STAPLES - 0.8%
Food Products - 0.5%
ConAgra Foods, Inc. 6% 9/15/06	4,400	4,559
Kraft Foods, Inc. 5.25% 6/1/07	17,025	17,556
		22,115
Tobacco - 0.3%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,833
Philip Morris Companies, Inc. 6.375% 2/1/06	6,000	6,129
		15,962
TOTAL CONSUMER STAPLES		38,077
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	$ 6,415	$ 6,228
Oil & Gas - 1.0%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,435	7,526
Enterprise Products Operating LP:
4% 10/15/07 (b)	5,520	5,493
4.625% 10/15/09 (b)	2,015	2,010
Kerr-McGee Corp. 5.375% 4/15/05	8,000	8,035
Kinder Morgan Energy Partners LP 5.35% 8/15/07	8,100	8,341
Pemex Project Funding Master Trust 6.125% 8/15/08	15,990	16,797
		48,202
TOTAL ENERGY		54,430
FINANCIALS - 8.5%
Capital Markets - 0.8%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	3,680	3,731
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	14,750	14,334
4.25% 9/4/12 (f)	7,460	7,473
Goldman Sachs Group LP 7.2% 11/1/06 (b)	1,500	1,590
Lehman Brothers Holdings, Inc.:
4% 1/22/08	4,970	4,983
6.625% 2/5/06	1,000	1,032
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,882
Morgan Stanley:
3.625% 4/1/08	425	422
5.8% 4/1/07	1,500	1,565
		42,012
Commercial Banks - 0.7%
Bank of America Corp.:
7.125% 9/15/06	8,850	9,344
7.4% 1/15/11	485	562
Corporacion Andina de Fomento yankee 7.25% 3/1/07	4,435	4,703
Korea Development Bank:
3.875% 3/2/09	12,600	12,394
4.75% 7/20/09	5,500	5,589
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	3,250	3,299
		35,891
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 2.3%
American General Finance Corp. 4.5% 11/15/07	$ 5,200	$ 5,281
Ford Motor Credit Co.:
4.95% 1/15/08	5,860	5,811
6.5% 1/25/07	37,900	39,017
General Motors Acceptance Corp.:
3.68% 9/23/08 (f)	5,000	4,832
5.625% 5/15/09	11,785	11,522
6.125% 9/15/06	10,000	10,164
6.75% 1/15/06	13,420	13,717
Household Finance Corp.:
4.125% 12/15/08	4,170	4,175
4.75% 5/15/09	8,978	9,177
Household International, Inc. 8.875% 2/15/08	10,500	11,053
		114,749
Diversified Financial Services - 1.2%
Citigroup, Inc. 6.75% 12/1/05	20,400	20,981
Duke Capital LLC 4.331% 11/16/06	11,175	11,279
J.P. Morgan & Co., Inc. 6.25% 1/15/09	4,935	5,304
J.P. Morgan Chase & Co. 5.625% 8/15/06	16,150	16,658
Prime Property Funding II 6.25% 5/15/07 (b)	6,000	6,304
		60,526
Insurance - 0.6%
Allstate Corp. 7.875% 5/1/05	5,945	6,016
MetLife, Inc. 3.911% 5/15/05	14,850	14,899
St. Paul Travelers Companies, Inc. 5.75% 3/15/07	3,818	3,955
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,794
		27,664
Real Estate - 2.4%
AMB Property LP 7.2% 12/15/05	5,040	5,196
Arden Realty LP 8.875% 3/1/05	9,925	9,970
AvalonBay Communities, Inc. 5% 8/1/07	5,260	5,376
BRE Properties, Inc. 5.95% 3/15/07	3,310	3,435
Camden Property Trust:
4.375% 1/15/10	5,440	5,406
5.875% 6/1/07	3,305	3,437
CarrAmerica Realty Corp. 5.25% 11/30/07	12,115	12,439
CenterPoint Properties Trust 6.75% 4/1/05	1,530	1,539
Duke Realty LP 6.875% 3/15/05	4,100	4,119
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate - continued
EOP Operating LP:
6.625% 2/15/05	$ 3,200	$ 3,205
6.763% 6/15/07	8,650	9,160
7.75% 11/15/07	3,100	3,399
8.375% 3/15/06	5,700	5,981
Gables Realty LP:
5.75% 7/15/07	9,104	9,412
7.25% 2/15/06	10,600	10,904
Merry Land & Investment Co., Inc. 7.25% 6/15/05	2,400	2,435
Simon Property Group LP:
4.875% 8/15/10	9,810	9,987
6.875% 11/15/06	14,862	15,647
		121,047
Thrifts & Mortgage Finance - 0.5%
Abbey National PLC 6.69% 10/17/05	900	920
Countrywide Home Loans, Inc.:
2.89% 6/2/06 (f)	5,250	5,274
5.5% 8/1/06	735	755
5.625% 5/15/07	3,765	3,910
Washington Mutual, Inc. 4.375% 1/15/08	14,450	14,604
		25,463
TOTAL FINANCIALS		427,352
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	10,500	10,566
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	1,668	1,693
Airlines - 0.1%
Continental Airlines, Inc. pass thru trust certificates 6.32% 11/1/08	2,575	2,567
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	4,357	4,193
		6,760
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee 5.8% 8/1/06	$ 16,640	$ 17,131
TOTAL INDUSTRIALS		36,150
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 4.608% 11/16/07	24,000	24,352
MATERIALS - 0.3%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	4,365	4,787
Paper & Forest Products - 0.2%
International Paper Co. 4.25% 1/15/09	1,970	1,973
Weyerhaeuser Co. 5.95% 11/1/08	8,849	9,402
		11,375
TOTAL MATERIALS		16,162
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.6%
BellSouth Corp. 4.2% 9/15/09	7,115	7,101
British Telecommunications PLC 7.875% 12/15/05	19,385	20,124
Deutsche Telekom International Finance BV:
3.875% 7/22/08	8,525	8,467
8.25% 6/15/05	22,780	23,198
France Telecom SA 7.95% 3/1/06 (a)	12,520	13,077
Koninklijke KPN NV yankee 8% 10/1/10	11,650	13,676
Sprint Capital Corp. 6% 1/15/07	11,760	12,224
Telecom Italia Capital 4% 11/15/08	31,210	30,964
Telefonica Europe BV 7.35% 9/15/05	935	959
Telefonos de Mexico SA de CV 4.75% 1/27/10 (b)	8,960	8,983
TELUS Corp. yankee 7.5% 6/1/07	11,685	12,617
Verizon Global Funding Corp.:
6.125% 6/15/07	12,295	12,956
7.25% 12/1/10	13,925	15,894
		180,240
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09	17,610	17,366
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
AT&T Wireless Services, Inc.:
7.35% 3/1/06	$ 4,900	$ 5,100
7.5% 5/1/07	7,142	7,708
		30,174
TOTAL TELECOMMUNICATION SERVICES		210,414
UTILITIES - 1.8%
Electric Utilities - 1.6%
Detroit Edison Co. 5.05% 10/1/05	2,940	2,977
DTE Energy Co. 6.45% 6/1/06	8,755	9,064
Duke Capital LLC:
4.302% 5/18/06	3,330	3,362
4.37% 3/1/09	9,565	9,597
FirstEnergy Corp. 5.5% 11/15/06	21,660	22,272
FPL Group Capital, Inc. 3.25% 4/11/06	3,640	3,633
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	4,180	4,235
Monongahela Power Co. 5% 10/1/06	5,685	5,766
Pacific Gas & Electric Co. 3.26% 4/3/06 (f)	3,724	3,728
Progress Energy, Inc. 6.75% 3/1/06	13,700	14,156
Southwestern Public Service Co. 5.125% 11/1/06	3,900	3,988
		82,778
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 7.375% 4/1/05	4,900	4,935
NiSource Finance Corp. 3.2% 11/1/06	4,940	4,876
		9,811
TOTAL UTILITIES		92,589
TOTAL NONCONVERTIBLE BONDS (Cost $1,050,017)		1,055,087
U.S. Government and Government Agency Obligations - 18.9%

U.S. Government Agency Obligations - 12.1%
Fannie Mae:
0% 2/16/05 (d)	6,800	6,793
3.125% 12/15/07	50,000	49,264
6% 5/15/08	137,868	147,367
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
2.7% 3/16/07	$ 84,000	$ 82,664
2.75% 10/15/06	230,000	227,571
2.85% 2/23/07	85,000	83,894
3.5% 9/15/07	11,325	11,304
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		608,857
U.S. Treasury Obligations - 6.8%
U.S. Treasury Bonds 12% 8/15/13	61,275	78,327
U.S. Treasury Notes:
1.625% 2/28/06	74,920	73,834
2.375% 8/31/06	111,000	109,647
3.5% 11/15/06	955	959
4.375% 5/15/07	79,430	81,254
TOTAL U.S. TREASURY OBLIGATIONS		344,021
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $964,628)		952,878
U.S. Government Agency - Mortgage Securities - 8.1%

Fannie Mae - 6.6%
3.737% 1/1/35 (f)	1,446	1,447
3.827% 12/1/34 (f)	300	300
3.83% 1/1/35 (f)	1,025	1,027
3.836% 6/1/33 (f)	715	714
3.878% 6/1/33 (f)	4,345	4,345
3.913% 12/1/34 (f)	875	879
3.939% 10/1/34 (f)	1,313	1,323
3.971% 11/1/34 (f)	1,912	1,929
3.98% 1/1/35 (f)	1,300	1,307
3.987% 12/1/34 (f)	1,180	1,189
4% 1/1/35 (f)	800	806
4.017% 12/1/34 (f)	6,475	6,441
4.021% 12/1/34 (f)	975	979
4.025% 1/1/35 (f)	1,800	1,810
4.029% 1/1/35 (f)	425	427
4.038% 12/1/34 (f)	635	643
4.048% 1/1/35 (f)	825	829
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.052% 2/1/35 (f)	$ 825	$ 830
4.072% 12/1/34 (f)	1,697	1,727
4.105% 1/1/35 (f)	1,831	1,848
4.118% 1/1/35 (f)	1,875	1,888
4.118% 2/1/35 (f)	575	580
4.12% 2/1/35 (f)	1,600	1,612
4.127% 1/1/35 (f)	1,845	1,859
4.128% 2/1/35 (f)	3,275	3,298
4.145% 2/1/35 (f)	2,000	1,991
4.17% 11/1/34 (f)	1,668	1,680
4.197% 1/1/35 (f)	1,500	1,515
4.2% 1/1/35 (f)	3,644	3,678
4.23% 11/1/34 (f)	544	550
4.324% 12/1/34 (f)	625	635
4.5% 2/1/20 (c)	93,500	93,237
4.551% 8/1/34 (f)	2,203	2,264
4.826% 1/1/35 (f)	3,055	3,045
5.5% 12/1/13 to 3/1/19	57,090	58,975
5.5% 2/1/20 (c)	34,275	35,346
6% 7/1/11	1,789	1,875
6.5% 5/1/06 to 2/1/32	67,302	71,054
6.5% 2/1/20 (c)	267	282
7% 9/1/07 to 5/1/32	11,263	11,912
7.5% 6/1/12 to 11/1/31	850	901
11.5% 11/1/15	300	338
TOTAL FANNIE MAE		329,315
Freddie Mac - 1.3%
4% 2/1/20 (c)	60,000	58,669
4.232% 1/1/35 (f)	1,600	1,613
4.364% 1/1/35 (f)	3,550	3,585
4.985% 8/1/33 (f)	725	742
8.5% 5/1/27 to 7/1/28	809	886
12% 11/1/19	58	64
TOTAL FREDDIE MAC		65,559
Government National Mortgage Association - 0.2%
7% 11/15/27 to 8/15/32	10,539	11,204
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $404,757)		406,078
Asset-Backed Securities - 21.0%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	$ 7,465	$ 7,365
Series 2003-3 Class A1, 4.46% 1/25/34	6,984	6,946
Series 2004-2 Class A2, 2.83% 7/25/34 (f)	9,426	9,425
Series 2004-4:
Class A2D, 2.88% 1/25/35 (f)	4,038	4,038
Class M2, 3.58% 1/25/35 (f)	1,350	1,350
Class M3, 3.78% 1/25/35 (f)	525	525
ACE Securities Corp.:
Series 2002-HE1 Class A, 2.87% 6/25/32 (f)	565	566
Series 2003-HE1:
Class A2, 2.94% 11/25/33 (f)	6,024	6,046
Class M1, 3.18% 11/25/33 (f)	1,965	1,981
Class M2, 4.23% 11/25/33 (f)	1,228	1,260
Series 2004-HE1 Class A2B, 2.98% 2/25/34 (f)	6,810	6,814
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12 (b)(f)	14,500	14,527
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	10,519	10,627
Series 2003-CF Class A4, 3.48% 5/6/10	8,465	8,448
Series 2004-1:
Class A3, 3.22% 7/6/08	3,975	3,967
Class B, 3.7% 1/6/09	675	673
Class C, 4.22% 7/6/09	720	721
Class D, 5.07% 7/6/10	5,065	5,140
Series 2004-CA Class A4, 3.61% 5/6/11	2,505	2,492
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M1, 3.24% 9/25/32 (f)	6,260	6,272
Series 2003-3 Class S, 5% 9/25/05 (h)	12,709	205
Series 2003-7 Class M1, 3.38% 8/25/33 (f)	2,945	2,972
Series 2004-R10 Class M1, 3.23% 11/25/34 (f)	5,485	5,516
Series 2004-R11 Class M1, 3.19% 11/25/34 (f)	8,015	8,050
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 2.86% 6/25/32 (f)	2,108	2,113
Series 2002-BC7 Class M1, 3.33% 10/25/32 (f)	6,600	6,633
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 2.98% 9/25/33 (f)	795	799
Class AV2, 2.93% 9/25/33 (f)	735	738
Class M2, 4.33% 9/25/33 (f)	14,400	14,895
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc.: - continued
Series 2003-W6 Class AV2, 2.9% 1/25/34 (f)	$ 6,948	$ 6,959
Series 2003-W7:
Class A2, 2.92% 3/1/34 (f)	7,180	7,197
Class M1, 3.22% 3/1/34 (f)	11,700	11,804
Series 2003-W9 Class M1, 3.22% 3/25/34 (f)	8,200	8,276
Series 2004-W5 Class M1, 3.13% 4/25/34 (f)	3,990	3,995
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE3 Class 2A, 2.88% 10/15/32 (f)	107	107
Series 2003-HE2 Class A2, 2.86% 4/15/33 (f)	4,174	4,179
Series 2003-HE3 Class A2, 2.83% 6/15/33 (f)	678	678
Series 2003-HE5 Class A2B, 4% 8/15/33	1,812	1,783
Series 2003-HE7 Class A3, 2.84% 12/15/33 (f)	6,213	6,234
Series 2004-HE3 Class M2, 3.65% 6/25/34 (f)	3,325	3,326
Series 2005-HE2:
Class M1, 2.99% 3/25/35 (c)(f)	7,116	7,116
Class M2, 3.04% 3/25/35 (c)(f)	1,780	1,780
Bank One Issuance Trust:
Series 2002-B2 Class B2, 2.82% 5/15/08 (f)	6,600	6,606
Series 2002-C2 Class C2, 3.47% 5/15/08 (f)	34,415	34,559
Bayview Financial Asset Trust Series 2000-F Class A, 2.5% 9/28/43 (f)	9,449	9,464
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (f)	7,236	7,244
Bear Stearns Asset Backed Securities I Series 2004-HE8:
Class M1, 3.18% 9/25/34 (f)	7,205	7,215
Class M2, 3.73% 9/25/34 (f)	3,570	3,539
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	4,429	4,404
Series 2002-5 Class B, 2.8% 4/15/08	4,168	4,151
Capital One Auto Finance Trust Series 2002-A Class A4, 4.79% 1/15/09	11,800	11,890
Capital One Master Trust:
Series 1999-3 Class B, 2.96% 9/15/09 (f)	5,500	5,508
Series 2001-1 Class B, 2.99% 12/15/10 (f)	8,715	8,792
Series 2001-8A Class A, 4.6% 8/17/09	7,450	7,574
Series 2002-3A Class B, 4.55% 2/15/08	12,750	12,776
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.16% 7/15/08 (f)	8,935	8,955
Series 2003-B1 Class B1, 3.65% 2/17/09 (f)	20,015	20,245
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Mortgage Capital Trust Series 2002-HE2:
Class A, 2.82% 1/25/33 (f)	$ 315	$ 315
Class M1, 3.23% 1/25/33 (f)	5,000	5,024
Chase Credit Card Master Trust Series 2003-6 Class B, 2.83% 2/15/11 (f)	9,850	9,936
Chase Credit Card Owner Trust:
Series 2002-2 Class C, 3.38% 7/16/07 (f)	12,735	12,750
Series 2004-1 Class B, 2.68% 5/15/09 (f)	4,125	4,125
Chase Issuance Trust Series 2004-C3 Class C3, 2.95% 6/15/12 (f)	13,025	13,054
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (f)	13,600	13,630
Series 2002-C1 Class C1, 3.2% 2/9/09 (f)	13,600	13,785
Series 2003-C1 Class C1, 3.69% 4/7/10 (f)	12,200	12,496
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 2.94% 12/25/33 (b)(f)	9,721	9,722
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 2.78% 7/25/34 (f)	8,285	8,285
Class M1, 3.03% 5/25/34 (f)	5,200	5,200
Series 2004-3 Class 3A4, 2.78% 8/25/34 (f)	12,410	12,343
Series 2004-4:
Class A, 2.9% 8/25/34 (f)	4,048	4,051
Class M1, 3.01% 7/25/34 (f)	3,650	3,663
Class M2, 3.06% 6/25/34 (f)	4,405	4,422
CS First Boston Mortgage Securities Corp. Series 2004-FRE1 Class A2, 2.88% 4/25/34 (f)	4,591	4,591
Discover Card Master Trust I Series 2003-4 Class B1, 2.81% 5/16/11 (f)	8,065	8,116
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 2.78% 5/28/35 (f)	11,333	11,319
Class AB3, 2.922% 5/28/35 (f)	9,925	9,934
Class AB8, 2.88% 5/28/35 (f)	9,898	9,903
First USA Secured Note Trust Series 2001-3 Class C, 3.55% 11/19/08 (b)(f)	12,045	12,130
Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.77% 10/15/09	15,900	15,873
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 2.98% 2/25/34 (f)	750	750
Class M2, 3.03% 2/25/34 (f)	800	800
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2004-A Class M2, 3.68% 1/25/34 (f)	$ 5,150	$ 5,150
Series 2004-C Class 2A2, 3.08% 8/25/34 (f)	9,730	9,779
Series 2004-D:
Class M4, 3.48% 11/25/34 (f)	1,160	1,165
Class M5, 3.53% 11/25/34 (f)	965	967
Class M6, 3.73% 11/25/34 (f)	1,060	1,053
Greenpoint Credit LLC Series 2001-1 Class 1A, 2.84% 4/20/32 (f)	4,753	4,738
GS Mortgage Securities Corp.:
Series 2003-HE1 Class M2, 4.4% 6/20/33 (f)	9,268	9,482
Series 2003-HE2 Class M1, 3.18% 8/25/33 (f)	2,985	3,003
GSAMP Trust Series 2002-NC1 Class A2, 2.85% 7/25/32 (f)	779	786
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 4.5% 9/20/09 (b)(f)	14,800	14,800
Home Equity Asset Trust:
Series 2002-2 Class A4, 2.88% 6/25/32 (f)	1,410	1,411
Series 2002-4 Class M2, 4.58% 3/25/33 (f)	1,875	1,906
Series 2002-5 Class A3, 3.05% 5/25/33 (f)	3,169	3,189
Series 2003-3 Class A4, 2.99% 2/25/33 (f)	2,458	2,471
Series 2003-5 Class A2, 2.88% 12/25/33 (f)	7,987	8,011
Series 2003-7 Class A2, 2.91% 3/25/34 (f)	8,390	8,419
Series 2003-8 Class M1, 3.25% 4/25/34 (f)	3,860	3,894
Series 2004-1 Class M2, 3.73% 6/25/34 (f)	3,075	3,102
Series 2004-2 Class A2, 2.82% 7/25/34 (f)	5,362	5,362
Series 2004-3:
Class M1, 3.1% 8/25/34 (f)	2,035	2,035
Class M2, 3.73% 8/25/34 (f)	2,220	2,220
Class M3, 3.98% 8/25/34 (f)	950	950
Series 2004-6 Class A2, 2.88% 12/25/34 (f)	9,035	9,059
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (b)	278	278
Series 2003-5N Class A, 7.5% 1/27/34 (b)	127	128
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	4,630	4,613
Household Home Equity Loan Trust:
Series 2002-3 Class A, 2.95% 7/20/32 (f)	2,337	2,342
Series 2003-2 Class M, 3.08% 9/20/33 (f)	1,876	1,882
Household Mortgage Loan Trust:
Series 2003-HC2 Class M, 3.1% 6/20/33 (f)	3,988	3,992
Series 2004-HC1 Class A, 2.85% 2/20/34 (f)	7,040	7,054
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class B, 3.03% 1/18/11 (f)	$ 5,900	$ 5,941
Series 2002-3 Class B, 3.73% 9/15/09 (f)	6,750	6,794
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.855% 10/15/08 (f)	7,800	7,818
Series 2001-B2 Class B2, 2.84% 1/15/09 (f)	23,897	23,983
Series 2002-B1 Class B1, 5.15% 7/15/09	5,235	5,365
Series 2002-B2 Class B2, 2.86% 10/15/09 (f)	19,400	19,508
Series 2002-B3 Class B3, 2.88% 1/15/08 (f)	6,450	6,456
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (f)	8,000	8,051
Series 1998-G Class B, 2.88% 2/17/09 (f)	9,200	9,228
Series 2000-L Class B, 2.98% 4/15/10 (f)	3,350	3,377
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 3.03% 7/25/34 (f)	2,105	2,105
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 3.18% 7/25/34 (f)	5,235	5,277
Series 2004-CB6 Class A1, 2.86% 7/25/35 (f)	7,797	7,816
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.43% 5/25/33 (f)	1,575	1,596
Series 2003-NC5 Class M2, 4.53% 4/25/33 (f)	2,800	2,850
Series 2004-HE6 Class A2, 2.87% 8/25/34 (f)	8,730	8,732
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.53% 1/25/32 (f)	5,522	5,560
Series 2002-AM3 Class A3, 3.02% 2/25/33 (f)	1,966	1,970
Series 2002-NC1 Class M1, 3.33% 2/25/32 (b)(f)	3,595	3,627
Series 2003-NC1 Class M1, 3.58% 11/25/32 (f)	2,575	2,601
Series 2003-NC2 Class M2, 4.53% 2/25/33 (f)	2,840	2,908
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(f)(h)	7,900	2,926
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	7,415	4,029
Nissan Auto Receivables OwnerTrust Series 2005-A Class A4, 3.82% 7/15/10	4,730	4,729
Onyx Acceptance Owner Trust Series 2002-C Class A4, 4.07% 4/15/09	5,740	5,766
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	10,499	10,483
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 3.63% 1/25/35 (f)	7,490	7,667
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2004-WCW1:
Class M1, 3.16% 9/25/34 (f)	$ 2,590	$ 2,608
Class M2, 3.21% 9/25/34 (f)	1,545	1,560
Class M3, 3.78% 9/25/34 (f)	2,950	2,951
Series 2004-WCW2 Class A2, 2.91% 10/25/34 (f)	10,546	10,582
Series 2004-WHQ2 Class A3E, 2.95% 2/25/35 (f)	8,448	8,448
Providian Gateway Master Trust Series 2002-B Class A, 3.18% 6/15/09 (b)(f)	8,200	8,249
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	4,905	4,884
Series 2004-RS10 Class MII2, 3.78% 10/25/34 (f)	10,200	10,326
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	4,293	4,197
Sears Credit Account Master Trust II:
Series 2002-4 Class B, 2.905% 8/18/09 (f)	6,420	6,429
Series 2002-5 Class B, 3.73% 11/17/09 (f)	13,000	13,023
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 2.78% 2/25/34 (f)	8,564	8,564
Class M1, 3.05% 2/25/34 (f)	2,920	2,924
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 2.69% 6/15/21 (f)	8,200	8,242
Series 2004-A:
Class B, 3.07% 6/15/33 (f)	2,100	2,126
Class C, 3.44% 6/15/33 (f)	4,915	4,972
Series 2004-B Class C, 3.36% 9/15/33 (f)	8,600	8,599
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (b)(f)	11,595	11,626
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.96% 9/25/34 (f)	8,671	8,716
Series 2003-8HE Class A, 3% 12/25/34 (f)	3,568	3,570
Series 2004-1HE Class A1, 3.04% 2/25/35 (b)(f)	3,480	3,487
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	8,795	8,787
Volkswagen Auto Lease Trust Series 2004-A Class A3, 2.84% 7/20/07	10,460	10,371
WFS Financial Owner Trust:
Series 2004-3 Class A4, 3.93% 2/17/12	15,000	15,001
Series 2004-4 Class D, 3.58% 5/17/12	4,335	4,316
Series 2005-1:
Class A3, 3.59% 10/19/09	13,515	13,493
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WFS Financial Owner Trust: - continued
Class D, 4.25% 8/15/12	$ 3,230	$ 3,225
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09 (c)	4,190	4,190
TOTAL ASSET-BACKED SECURITIES (Cost $1,056,398)		1,059,547
Collateralized Mortgage Obligations - 10.0%

Private Sponsor - 8.3%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 2.93% 1/25/34 (f)	6,065	6,070
Series 2004-2 Class 7A3, 2.93% 2/25/35 (f)	11,148	11,183
Series 2004-4 Class 5A2, 2.93% 3/25/35 (f)	4,680	4,684
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (f)	5,000	5,000
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	4,595	4,620
Series 2002-32 Class 2A3, 5% 1/25/18	1,131	1,136
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 2.9% 5/25/34 (f)	3,156	3,154
Series 2004-AR5 Class 11A2, 2.9% 6/25/34 (f)	4,374	4,365
Series 2004-AR8 Class 8A2, 2.91% 9/25/34 (f)	6,208	6,216
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 3.41% 3/20/44 (f)	4,125	4,140
Series 2004-2:
Class 1A2, 2.58% 6/20/28 (f)	9,200	9,197
Class 1C, 3.21% 6/20/44 (f)	4,075	4,083
Holmes Financing No. 8 PLC floater:
Series 1 Class B, 2.77% 7/15/40 (f)	2,050	2,049
Series 2:
Class A, 2.72% 4/15/11 (f)	17,350	17,343
Class B, 2.81% 7/15/40 (f)	2,700	2,701
Class C, 3.36% 7/15/40 (f)	6,205	6,218
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.98% 10/25/34 (f)	10,799	10,830
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 2.92% 10/25/34 (f)	3,900	3,896
Series 2004-9:
Class M2, 3.0675% 1/25/35 (f)	3,851	3,864
Class M3, 3.23% 1/25/35 (f)	2,853	2,858
Class M4, 3.58% 1/25/35 (f)	1,456	1,459
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-1:
Class M1, 3.0288% 4/25/35 (f)	$ 3,075	$ 3,075
Class M2, 3.0588% 4/25/35 (f)	5,370	5,370
Class M3, 3.1088% 4/25/35 (f)	1,320	1,320
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,732	1,771
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.25% 8/25/17 (f)	7,208	7,458
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 2.82% 3/25/35 (f)	14,710	14,710
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 2.92% 3/25/28 (f)	13,899	13,975
Series 2003-F Class A2, 2.46% 10/25/28 (f)	16,368	16,348
Series 2004-B Class A2, 2.8669% 6/25/29 (f)	10,805	10,780
Series 2004-C Class A2, 3.07% 7/25/29 (f)	15,389	15,356
Series 2004-D Class A2, 2.34% 9/25/29 (f)	11,133	11,121
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	55,295	780
Series 2003-G Class XA1, 1% 1/25/29 (h)	48,491	713
Series 2003-H Class XA1, 1% 1/25/29 (b)(h)	42,202	626
Mortgage Asset Backed Securities Trust:
floater Series 2002-NC1:
Class A2, 2.97% 10/25/32 (f)	545	546
Class M1, 3.38% 10/25/32 (f)	9,800	9,851
Series 2002-NC1 Class S, 6% 4/25/05 (h)	9,439	90
MortgageIT Trust floater Series 2004-2:
Class A1, 2.9% 12/25/34 (f)	5,214	5,214
Class A2, 2.98% 12/25/34 (f)	7,055	7,055
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (f)	2,900	2,930
Permanent Financing No. 4 PLC floater:
Series 1:
Class B, 2.6% 6/10/42 (f)	1,955	1,954
Class M, 2.69% 6/10/42 (f)	1,545	1,545
Series 2:
Class C, 3.18% 6/10/42 (f)	6,790	6,788
Class M, 2.79% 6/10/42 (f)	1,620	1,623
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	6,272	6,411
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	191,861	1,847
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (f)	$ 5,464	$ 5,454
Series 2003-6 Class A2, 2.5313% 11/20/33 (f)	11,005	10,989
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	13,897	13,884
Series 2004-2 Class A, 2.1913% 3/20/34 (f)	5,734	5,711
Series 2004-3 Class A, 2.33% 5/20/34 (f)	14,177	14,068
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	12,574	12,507
Series 2004-5 Class A3, 2.82% 6/20/34 (f)	11,262	11,262
Series 2004-6 Class A3A, 3.0175% 6/20/35 (f)	8,915	8,907
Series 2004-8 Class A2, 2.35% 9/20/34 (f)	11,189	11,180
Series 2005-1 Class A2, 3.1688% 2/20/35 (f)	7,200	7,200
Series 2003-8 Class X1, 0.7534% 1/20/34 (f)(h)	260,937	2,861
Series 2004-1 Class X1, 0.8% 2/20/34 (h)	63,338	718
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,549	1,611
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	8,000	8,013
Series 2004-M Class A3, 4.725% 8/25/34 (f)	16,915	17,072
Series 2005-AR2 Class 2A2, 4.578% 3/25/35 (c)	23,535	23,601
TOTAL PRIVATE SPONSOR		419,361
U.S. Government Agency - 1.7%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	10,163	10,503
Series 1993-206 Class KA, 6.5% 12/25/22	436	436
Series 1994-63 Class PH, 7% 6/25/23	829	829
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	64	64
Series 2001-71 Class QD, 6% 4/25/15	4,043	4,043
Series 2003-16 Class PA, 4.5% 11/25/09	1,272	1,276
Series 2003-19 Class MJ, 4.25% 5/25/30	10,354	10,302
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	7,296	363
Freddie Mac:
planned amortization class:
Series 1385 Class H, 6.5% 8/15/07	422	424
Series 2355 Class CD, 6.5% 6/15/30	100	100
sequential pay Series 2114 Class ZM, 6% 1/15/29	3,330	3,477
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1215 Class H, 7.5% 3/15/07	$ 1,294	$ 1,293
Series 1714 Class H, 6.75% 5/15/23	368	368
Series 2376 Class JC, 5.5% 2/15/14	1,482	1,481
Series 2420 Class BE, 6.5% 12/15/30	6,471	6,531
Series 2443 Class TD, 6.5% 10/15/30	6,235	6,304
Series 2489 Class PD, 6% 2/15/31	9,018	9,168
sequential pay:
Series 2458 Class VK, 6.5% 3/15/13	1,438	1,438
Series 2523 Class JB, 5% 6/15/15	9,011	9,139
Series 2609 Class UJ, 6% 2/15/17	8,596	9,023
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	1,541	1,550
Series 2002-5 Class PD, 6.5% 5/16/31	4,533	4,631
TOTAL U.S. GOVERNMENT AGENCY		82,743
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $503,356)		502,104
Commercial Mortgage Securities - 9.0%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(f)	4,635	4,728
Class D, 7.54% 8/3/10 (b)(f)	6,185	6,311
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0152% 2/3/11 (b)(f)(h)	85,587	3,974
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	3,258	3,351
Series 1997-D5 Class PS1, 1.515% 2/14/43 (f)(h)	62,234	3,420
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 1.7834% 7/11/43 (b)(f)(h)	46,163	3,174
Series 2003-2 Class XP, 0.3742% 3/11/41 (b)(f)(h)	143,489	1,930
Series 2004-6 Class XP, 0.6473% 12/10/42 (f)(h)	57,295	1,641
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.72% 9/8/14 (b)(f)	4,095	4,096
Series 2003-BBA2:
Class C, 2.95% 11/15/15 (b)(f)	1,070	1,076
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Class D, 3.03% 11/15/15 (b)(f)	$ 1,665	$ 1,676
Class F, 3.38% 11/15/15 (b)(f)	1,190	1,200
Class H, 3.88% 11/15/15 (b)(f)	1,070	1,079
Class J, 4.43% 11/15/15 (b)(f)	1,105	1,115
Class K, 5.08% 11/15/15 (b)(f)	995	1,005
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 3.11% 12/25/33 (b)(f)	15,831	15,937
Series 2004-1:
Class A, 2.89% 4/25/34 (b)(f)	6,977	6,955
Class B, 4.43% 4/25/34 (b)(f)	725	724
Class M1, 3.09% 4/25/34 (b)(f)	634	633
Class M2, 3.73% 4/25/34 (b)(f)	544	543
Series 2004-2:
Class A, 2.96% 8/25/34 (b)(f)	5,930	5,934
Class M1, 3.11% 8/25/34 (b)(f)	1,914	1,917
Series 2004-3:
Class A1, 2.9% 1/25/35 (b)(f)	6,355	6,358
Class A2, 2.95% 1/25/35 (b)(f)	894	894
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(h)	76,636	5,096
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2004-BBA3 Class E, 3.18% 6/15/17 (b)(f)	9,160	9,163
Series 2004-HS2A:
Class E, 3.35% 1/14/16 (b)(f)	1,725	1,732
Class F, 3.5% 1/14/16 (b)(f)	1,125	1,129
Series 2002-TOP8 Class X2, 2.1133% 8/15/38 (b)(f)(h)	51,118	4,542
Series 2003-PWR2 Class X2, 0.6524% 5/11/39 (b)(f)(h)	102,243	2,723
Series 2003-T12 Class X2, 0.7954% 8/13/39 (b)(f)(h)	98,750	2,668
Series 2004-PWR6 Class X2, 0.732% 11/11/41 (b)(f)(h)	33,945	1,262
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6234% 5/15/35 (b)(f)(h)	178,405	10,135
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 2.89% 12/12/13 (b)(f)	1,578	1,572
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	3,385	3,587
Series 2000-3 Class A1, 7.093% 10/15/32	5,945	6,318
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust Series 2004-C2 Class XP, 0.9998% 10/15/41 (b)(f)(h)	$ 38,712	$ 1,927
COMM:
floater:
Series 2000-FL3A Class C, 3.24% 11/15/12 (b)(f)	552	551
Series 2001-FL5A Class D, 3.73% 11/15/13 (b)(f)	6,442	6,445
Series 2002-FL6 Class G, 4.38% 6/14/14 (b)(f)	4,441	4,466
Series 2002-FL7:
Class D, 3.05% 11/15/14 (b)(f)	2,425	2,431
Class H, 4.73% 11/15/14 (b)(f)	6,613	6,632
Series 2003-FL9 Class B, 2.98% 11/15/15 (b)(f)	13,362	13,402
Series 2004-LBN2 Class X2, 1.1177% 3/10/39 (b)(f)(h)	16,617	694
Commercial Mortgage pass thru certificates:
floater Series 2004-CNL:
Class G, 3.46% 9/15/14 (b)(f)	1,245	1,247
Class H, 3.56% 9/15/14 (b)(f)	1,325	1,327
Class J, 4.08% 9/15/14 (b)(f)	455	456
Class K, 4.48% 9/15/14 (b)(f)	715	716
Class L, 4.68% 9/15/14 (b)(f)	575	575
Series 2004-CNL Class X1, 2.2161% 9/15/14 (b)(f)(h)	92,780	2,347
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	4,004	4,112
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A:
Class A2, 2.8% 11/15/14 (b)(f)	5,300	5,305
Class C, 3.03% 11/15/14 (b)(f)	1,095	1,098
Class E, 3.43% 11/15/14 (b)(f)	875	883
Class H, 4.38% 11/15/14 (b)(f)	1,080	1,086
Class K, 5.58% 11/15/14 (b)(f)	1,620	1,633
Series 2004-HC1:
Class A2, 2.98% 12/15/21 (b)(f)	1,385	1,385
Class B, 3.23% 12/15/21 (b)(f)	3,595	3,595
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	1,244	1,274
Series 2001-CK3 Class A2, 6.04% 6/15/34	6,500	6,656
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	130,849	4,758
Series 2003-C3 Class ASP, 1.8837% 5/15/38 (b)(f)(h)	129,371	8,790
Series 2003-C4 Class ASP, 0.5053% 8/15/36 (b)(f)(h)	83,443	1,621
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.: - continued
Series 2004-C1 Class ASP, 1.0446% 1/15/37 (b)(f)(h)	$ 81,775	$ 3,203
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	4,515	4,943
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1:
Class A1A, 7.45% 6/10/33	4,456	4,592
Class A1B, 7.62% 6/10/33	6,935	7,933
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (b)	1,891	1,991
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (b)	5,000	5,215
Series 174 Class B1, 7.33% 5/15/06 (b)	1,500	1,566
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	14,490	15,356
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5256% 5/15/33 (b)(f)(h)	82,312	3,226
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 3.18% 2/15/14 (b)(f)	3,587	3,605
sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	5,031	5,134
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29	5,349	5,669
Series 1998-C2 Class A1, 6.15% 5/15/35	1,799	1,811
Series 2003-C3 Class X2, 0.8015% 12/10/38 (b)(f)(h)	94,183	2,942
Series 2004-C3 Class X2, 0.749% 12/10/41 (f)(h)	53,665	1,841
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	4,000	4,028
Series 2003-C1 Class XP, 2.1681% 7/5/35 (b)(f)(h)	65,340	5,131
Series 2003-C2 Class XP, 1.1438% 1/5/36 (b)(f)(h)	107,999	4,729
Series 2005-GG3 Class XP, 0.8016% 8/10/42 (c)(h)	227,280	9,183
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	8,695	8,634
Series 2004-C1 Class X2, 1.0218% 10/10/28 (b)(f)(h)	65,725	2,237
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	3,104	3,383
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Host Marriot Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (b)	$ 2,203	$ 2,352
Class B, 7.3% 8/3/15 (b)	1,980	2,219
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.327% 7/12/35 (b)(f)(h)	38,293	1,701
Series 2003-CB7 Class X2, 0.8045% 1/12/38 (b)(f)(h)	18,057	624
Series 2003-LN1 Class X2, 0.7125% 10/15/37 (b)(f)(h)	129,856	3,829
Series 2004-C1 Class X2, 1.1333% 1/15/38 (b)(f)(h)	21,040	919
Series 2004-CB8 Class X2, 1.2164% 1/12/39 (b)(f)(h)	26,295	1,294
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	7,510	7,307
Series 2002-C4 Class XCP, 1.4738% 10/15/35 (b)(f)(h)	80,128	4,284
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (b)(h)	80,223	2,869
Series 2003-C1 Class XCP, 1.4814% 12/15/36 (b)(f)(h)	36,287	1,712
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (b)(h)	56,110	2,744
Series 2004-C6 Class XCP, 0.745% 8/15/36 (b)(f)(h)	65,135	2,132
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA Class J, 4.5% 12/16/14 (b)(f)	5,585	5,612
Series 2003-LLFA Class K1, 5% 12/16/14 (b)(f)	2,850	2,877
Merrill Lynch Mortgage Trust Series 2002-MW1 Class XP, 1.585% 7/12/34 (b)(f)(h)	28,110	1,524
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-LIFE Class A1, 6.97% 4/15/33	3,360	3,527
Series 1997-RR:
Class B, 7.2763% 4/30/39 (b)(f)	5,026	5,140
Class C, 7.4063% 4/30/39 (b)(f)	7,335	7,717
Series 1999-1NYP Class F, 7.2465% 5/3/30 (b)(f)	9,251	9,518
Series 2003-IQ5 Class X2, 1.1282% 4/15/38 (b)(f)(h)	46,980	1,969
Series 2003-IQ6 Class X2, 0.6298% 12/15/41 (b)(f)(h)	77,110	2,357
Series 2005-TOP17 Class X2, 0.6446% 12/13/41 (f)(h)	45,120	1,640
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF Class D, 3.3% 8/5/14 (b)(f)	$ 7,019	$ 7,055
Series 2003-HQ2 Class X2, 1.4099% 3/12/35 (b)(f)(h)	70,329	4,286
Series 2003-TOP9 Class X2, 1.5234% 11/13/36 (b)(f)(h)	51,740	3,118
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	2,945	3,046
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	3,200	3,361
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 3.28% 2/15/13 (b)(f)	6,000	5,998
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.01% 3/24/18 (b)(f)	8,178	8,178
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	8,210	8,694
Wachovia Bank Commercial Mortgage Trust:
floater Series 2004-WHL3:
Class A2, 2.66% 3/15/14 (b)(f)	3,500	3,505
Class E, 2.98% 3/15/14 (b)(f)	2,190	2,198
Class F, 3.03% 3/15/14 (b)(f)	1,750	1,756
Class G, 3.26% 3/15/14 (b)(f)	875	878
Series 2003-C8 Class XP, 0.718% 11/15/35 (b)(f)(h)	59,556	1,390
Series 2003-C9 Class XP, 0.7066% 12/15/35 (b)(f)(h)	39,853	1,019
Series 2004-WHL3X Class 1A, 1.031% 3/15/14 (b)(f)(h)	340,226	2,608
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $453,771)		454,319
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 5.625% 7/23/07	4,225	4,402
United Mexican States 4.625% 10/8/08	15,370	15,524
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,473)		19,926
Fixed-Income Funds - 12.0%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $605,901)	6,082,149	605,356
Cash Equivalents - 3.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (Cost $190,515)	$ 190,528	$ 190,515
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $5,248,816)		5,245,810
NET OTHER ASSETS - (4.2)%		(213,801)
NET ASSETS - 100%		$ 5,032,009
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
483 Eurodollar 90 Day Index Contracts	March 2005	$ 479,402	$ (360)
598 Eurodollar 90 Day Index Contracts	June 2005	593,111	(309)
598 Eurodollar 90 Day Index Contracts	Sept. 2005	592,753	(246)
598 Eurodollar 90 Day Index Contracts	Dec. 2005	592,476	(140)
598 Eurodollar 90 Day Index Contracts	March 2006	592,274	(19)
471 Eurodollar 90 Day Index Contracts	June 2006	466,372	195
372 Eurodollar 90 Day Index Contracts	Sept. 2006	368,275	16
317 Eurodollar 90 Day Index Contracts	Dec. 2006	313,767	74
287 Eurodollar 90 Day Index Contracts	March 2007	284,037	69
256 Eurodollar 90 Day Index Contracts	June 2007	253,322	(91)
33 Eurodollar 90 Day Index Contracts	Sept. 2007	32,650	112
TOTAL EURODOLLAR CONTRACTS			(699)
Sold
Eurodollar Contracts
138 Eurodollar 90 Day Index Contracts	Dec. 2007	$ 136,515	$ (68)
221 Eurodollar 90 Day Index Contracts	March 2008	218,594	(136)
174 Eurodollar 90 Day Index Contracts	June 2008	172,082	(131)
141 Eurodollar 90 Day Index Contracts	Sept. 2008	139,424	(120)
108 Eurodollar 90 Day Index Contracts	Dec. 2008	106,773	(100)
67 Eurodollar 90 Day Index Contracts	March 2009	66,231	(70)
TOTAL EURODOLLAR CONTRACTS			(625)
			$ (1,324)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap

Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2010	$ 12,000	$ 22
Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	12,000	22
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	6,200	17
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	2,350	6
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	15
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6.625% 12/1/08	July 2007	9,600	71
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	June 2009	7,400	59
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	$ 7,500	$ 74
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	17,500	306
TOTAL CREDIT DEFAULT SWAP		79,150	592
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	16,650	(169)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Deutsche Bank	Feb. 2005	40,000	128
Receive Monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	August 2005	40,000	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	15,105	42
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	April 2005	22,055	79
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	37,895	113
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	March 2005	$ 28,000	$ 271
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	31,810	(76)
TOTAL TOTAL RETURN SWAP		214,865	557
		$ 310,665	$ 980
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $479,817,000 or 9.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,793,000.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A listing of the top fifty securities and derivatives for Fidelity's Fixed-Income Central Fund is provided at the end of this report. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,241,590,000. Net unrealized appreciation aggregated $4,220,000, of which $29,443,000 related to appreciated investment securities and $25,223,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

January 31, 2005 (Unaudited)

Fidelity Ultra-Short Central Fund

Top Fifty Securities and Derivatives
	Maturity Amount		% of Fund's Net Assets
Investments in repurchase agreements: (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05)	$ 1,484,022,606	$ 1,483,919,000	25.5
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172	4.6
	Principal Amount
Federal Home Loan Bank 1.265% 3/15/05	$ 200,000,000	199,659,389	3.4
Fannie Mae 1.55% 5/4/05	90,000,000	89,739,000	1.6
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,715,960	1.5
Fannie Mae 1.8% 5/27/05	60,000,000	59,827,740	1.0
Bank One Issuance Trust Series 2002-C2 Class C2, 3.47% 5/15/08	35,785,000	35,935,193	0.6
Fannie Mae 6.25% 3/22/12	34,005,000	34,173,325	0.6
Sears Credit Account Master Trust II Series 2002-4 Class B, 2.905% 8/18/09	33,300,000	33,344,289	0.6
Discover Card Master Trust I Series 2002-1 Class B, 2.88% 7/15/07	30,637,000	30,634,574	0.5
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09	30,353,000	30,462,611	0.5
Series 2001-B1 Class B1, 2.855% 10/15/08	30,000,000	30,069,528	0.5
Sears Credit Account Master Trust II:
Series 2002-5 Class B, 3.73% 11/17/09	30,000,000	30,052,917	0.5
Series 2002-4 Class A, 2.61% 8/18/09	27,000,000	27,016,246	0.5
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34	25,918,906	25,962,033	0.5
Amortizing Residential Collateral Trust Series 2002-BC6 Class M1, 3.28% 8/25/32	24,900,000	25,084,701	0.4
AmeriCredit Automobile Receivables Trust Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038	0.4
Citibank Credit Card Issuance Trust Series 2003-B1 Class B1, 2.74% 3/7/08	25,000,000	25,042,223	0.4
Holmes Financing No. 8 PLC floater Series 2 Class A, 2.72% 4/15/11	25,000,000	24,990,235	0.4
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12	24,300,000	24,359,824	0.4
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35	23,650,000	23,650,000	0.4
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
ACE Securities Corp. Series 2002-HE2 Class M1, 3.38% 8/25/32	$ 21,525,000	$ 21,644,195	0.4
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 2.89% 6/25/34	23,589,523	23,588,502	0.4
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08	22,589,000	22,663,483	0.4
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40	22,640,000	22,647,075	0.4
CDC Mortgage Capital Trust Series 2002-HE3 Class M1, 3.63% 3/25/33	21,499,948	21,961,275	0.4
Bank One Issuance Trust Series 2002-B1 Class B1, 2.86% 12/15/09	20,655,000	20,765,926	0.4
Argent Securities, Inc. Series 2003-W3 Class M2, 4.33% 9/25/33	20,000,000	20,687,082	0.4
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 2.86% 10/15/09	20,000,000	20,111,192	0.3
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34	19,880,000	20,064,387	0.3
MBNA Master Credit Card Trust II Series 1998-G Class B, 2.88% 2/17/09	20,000,000	20,060,062	0.3
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12	20,000,000	20,037,482	0.3
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07	19,600,000	19,698,284	0.3
Long Beach Mortgage Loan Trust Series 2003-2 Class M1, 3.35% 6/25/33	19,500,000	19,690,182	0.3
Capital One Master Trust Series 2001-1 Class B, 2.99% 12/15/10	19,500,000	19,671,680	0.3
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288	0.3
Nissan Auto Lease Trust Series 2003-A Class A3A, 2.62% 6/15/09	18,550,330	18,571,028	0.3
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 3.69% 4/7/10	17,785,000	18,217,047	0.3
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09	18,000,000	18,020,322	0.3
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09	17,947,151	18,005,482	0.3
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.16% 7/15/08	17,705,000	17,743,951	0.3
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09	17,500,000	17,737,743	0.3
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34	$ 17,715,665	$ 17,702,403	0.3
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07	17,500,000	17,538,220	0.3
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765	0.3
AmeriCredit Automobile Receivables Trust Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151	0.3
Liberty Media Corp. 3.99% 9/17/06	17,000,000	17,198,730	0.3
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557	0.3
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-C Class A2, 3.07% 7/25/29	16,713,022	16,676,810	0.3
Countrywide Home Loans, Inc. floater Series 2005-1 Class 2A1, 2.84% 3/25/35	16,450,000	16,450,000	0.3
Top Fifty securities as a percentage of the Fund's net assets - 54.2%
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

January 31, 2005

FFH-QTLY-0305

1.813015.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.6%
	Principal Amount	Value
Aerospace - 0.9%
Bombardier, Inc. 6.3% 5/1/14 (b)	$ 400,000	$ 343,000
Orbital Sciences Corp. 9% 7/15/11	30,000	33,600
		376,600
Air Transportation - 6.5%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	900,000	848,250
6.977% 11/23/22	37,874	35,317
7.8% 4/1/08	180,000	158,400
Delta Air Lines, Inc. pass thru trust certificates:
7.379% 5/18/10	18,280	17,594
7.57% 11/18/10	870,000	830,625
Northwest Airlines, Inc. pass thru trust certificates:
7.67% 1/2/15	167,240	142,154
7.95% 9/1/16	800,452	656,371
		2,688,711
Automotive - 4.1%
Navistar International Corp. 7.5% 6/15/11	1,020,000	1,083,750
Visteon Corp.:
7% 3/10/14	275,000	253,000
8.25% 8/1/10	335,000	336,675
		1,673,425
Banks and Thrifts - 0.3%
Western Financial Bank 9.625% 5/15/12	100,000	113,000
Building Materials - 0.4%
Texas Industries, Inc. 10.25% 6/15/11	130,000	150,800
Cable TV - 5.1%
CSC Holdings, Inc.:
7.25% 7/15/08	30,000	31,800
7.625% 4/1/11	500,000	545,000
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	90,000	100,800
EchoStar DBS Corp.:
5.75% 10/1/08	1,350,000	1,360,115
6.625% 10/1/14 (b)	65,000	65,572
		2,103,287
Capital Goods - 2.5%
Leucadia National Corp. 7% 8/15/13	245,000	252,963
Nonconvertible Bonds - continued
	Principal Amount	Value
Capital Goods - continued
SPX Corp.:
6.25% 6/15/11	$ 195,000	$ 208,163
7.5% 1/1/13	525,000	573,563
		1,034,689
Chemicals - 2.3%
NOVA Chemicals Corp.:
6.5% 1/15/12	285,000	298,538
7.4% 4/1/09	605,000	650,375
		948,913
Consumer Products - 0.4%
Church & Dwight Co., Inc. 6% 12/15/12 (b)	170,000	172,550
Containers - 0.5%
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12	120,000	133,800
8.875% 2/15/09	50,000	54,000
		187,800
Electric Utilities - 8.2%
AES Gener SA 7.5% 3/25/14	410,000	419,225
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	670,000	700,150
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	250,000	272,500
Nevada Power Co. 6.5% 4/15/12	625,000	657,813
Sierra Pacific Power Co. 6.25% 4/15/12	210,000	218,400
TECO Energy, Inc.:
7% 5/1/12	70,000	75,338
7.2% 5/1/11	950,000	1,035,500
		3,378,926
Energy - 3.8%
Chesapeake Energy Corp.:
7.5% 6/15/14	200,000	216,500
7.75% 1/15/15	650,000	705,250
9% 8/15/12	155,000	175,150
Newfield Exploration Co. 6.625% 9/1/14 (b)	200,000	211,000
Pride International, Inc. 7.375% 7/15/14	225,000	246,938
		1,554,838
Environmental - 0.3%
Allied Waste North America, Inc. 5.75% 2/15/11	120,000	110,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Food and Drug Retail - 0.3%
Stater Brothers Holdings, Inc.:
5.99% 6/15/10 (c)	$ 95,000	$ 97,613
8.125% 6/15/12	40,000	42,000
		139,613
Food/Beverage/Tobacco - 1.6%
Smithfield Foods, Inc.:
7% 8/1/11 (b)	60,000	63,900
7% 8/1/11	35,000	37,275
7.625% 2/15/08	300,000	318,750
7.75% 5/15/13	45,000	49,500
8% 10/15/09	180,000	198,000
		667,425
Gaming - 5.7%
Mandalay Resort Group:
9.375% 2/15/10	106,000	122,038
10.25% 8/1/07	100,000	113,000
MGM MIRAGE:
6% 10/1/09	955,000	975,342
6.75% 9/1/12	5,000	5,263
8.5% 9/15/10	200,000	227,500
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	805,000	820,094
8% 4/1/12	45,000	48,434
Seneca Gaming Corp. 7.25% 5/1/12	30,000	30,863
		2,342,534
Healthcare - 4.7%
AmerisourceBergen Corp. 7.25% 11/15/12	230,000	253,575
Fisher Scientific International, Inc.:
6.75% 8/15/14 (b)	135,000	141,750
8% 9/1/13	250,000	278,850
HCA, Inc. 5.5% 12/1/09	430,000	427,880
Mayne Group Ltd. 5.875% 12/1/11 (b)	150,000	153,750
Omega Healthcare Investors, Inc.:
7% 4/1/14	180,000	180,000
7% 4/1/14 (b)	40,000	40,000
PerkinElmer, Inc. 8.875% 1/15/13	10,000	11,250
Senior Housing Properties Trust 8.625% 1/15/12	400,000	456,000
		1,943,055
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - 5.2%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	$ 610,000	$ 648,125
Beazer Homes USA, Inc. 8.375% 4/15/12	130,000	143,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (b)	30,000	30,000
6.25% 1/15/15 (b)	135,000	134,325
KB Home 7.75% 2/1/10	590,000	640,150
Standard Pacific Corp.:
5.125% 4/1/09	35,000	34,475
6.5% 10/1/08	15,000	15,675
6.875% 5/15/11	315,000	330,750
Technical Olympic USA, Inc. 9% 7/1/10	130,000	139,750
WCI Communities, Inc. 7.875% 10/1/13	10,000	10,675
		2,126,925
Hotels - 4.2%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	800,000	861,000
Host Marriott LP 7.125% 11/1/13	145,000	152,794
La Quinta Properties, Inc. 7% 8/15/12	690,000	720,188
		1,733,982
Insurance - 0.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13	55,000	61,463
Metals/Mining - 1.3%
Century Aluminum Co. 7.5% 8/15/14 (b)	5,000	5,325
Peabody Energy Corp. 6.875% 3/15/13	350,000	375,375
Vedanta Resources PLC 6.625% 2/22/10 (b)	160,000	159,600
		540,300
Paper - 2.8%
Georgia-Pacific Corp.:
8% 1/15/14	55,000	61,875
8.875% 2/1/10	535,000	620,600
9.375% 2/1/13	50,000	57,750
9.5% 12/1/11	100,000	123,000
Norske Skog Canada Ltd. 8.625% 6/15/11	285,000	299,963
		1,163,188
Publishing/Printing - 3.1%
Houghton Mifflin Co. 7.2% 3/15/11	250,000	261,875
The Reader's Digest Association, Inc. 6.5% 3/1/11	955,000	997,975
		1,259,850
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - 1.8%
Overseas Shipholding Group, Inc. 8.25% 3/15/13	$ 30,000	$ 33,150
Teekay Shipping Corp. 8.875% 7/15/11	600,000	696,000
		729,150
Steels - 0.8%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	300,000	345,000
Super Retail - 2.6%
Saks, Inc.:
7% 12/1/13	205,000	209,869
7.5% 12/1/10	495,000	527,794
8.25% 11/15/08	130,000	142,350
9.875% 10/1/11	150,000	177,375
		1,057,388
Technology - 9.2%
Celestica, Inc. 7.875% 7/1/11	715,000	743,600
Flextronics International Ltd.:
6.25% 11/15/14 (b)	590,000	575,250
6.5% 5/15/13	230,000	232,300
Freescale Semiconductor, Inc.:
5.41% 7/15/09 (c)	100,000	104,000
6.875% 7/15/11	745,000	793,425
7.125% 7/15/14	60,000	64,650
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 5.78% 12/15/11 (b)(c)	180,000	185,400
Sanmina-SCI Corp. 10.375% 1/15/10	75,000	84,938
Xerox Capital Trust I 8% 2/1/27	290,000	302,325
Xerox Corp.:
6.875% 8/15/11	280,000	296,450
7.125% 6/15/10	100,000	106,500
7.2% 4/1/16	110,000	116,600
7.625% 6/15/13	140,000	150,150
9.75% 1/15/09	20,000	23,000
		3,778,588
Telecommunications - 10.9%
Intelsat Ltd. 6.5% 11/1/13	10,000	8,350
Mobile Telesystems Finance SA 8% 1/28/12 (b)	160,000	161,200
Nextel Communications, Inc.:
5.95% 3/15/14	250,000	259,260
6.875% 10/31/13	690,000	752,100
Qwest Corp.:
7.875% 9/1/11 (b)	40,000	42,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Qwest Corp.: - continued
9.125% 3/15/12 (b)	$ 890,000	$ 1,012,375
Rogers Communications, Inc.:
5.525% 12/15/10 (c)	950,000	997,500
7.25% 12/15/12	540,000	575,100
9.625% 5/1/11	130,000	152,750
U.S. West Communications:
6.875% 9/15/33	155,000	140,275
7.2% 11/10/26	45,000	41,963
7.5% 6/15/23	350,000	341,250
		4,484,923
TOTAL NONCONVERTIBLE BONDS (Cost $36,823,430)		36,867,023
Floating Rate Loans - 5.6%

Cable TV - 0.1%
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (c)	50,000	50,500
Electric Utilities - 1.7%
Astoria Energy LLC term loan 7.1882% 4/15/12 (c)	200,000	204,000
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (c)	470,467	479,876
Credit-Linked Deposit 6.98% 6/24/11 (c)	21,240	21,558
		705,434
Energy - 0.3%
Magellan Midstream Holdings LP term loan 5.09% 12/10/11 (c)	134,467	136,484
Homebuilding/Real Estate - 2.5%
General Growth Properties, Inc.:
Tranche A, term loan 4.64% 11/12/07 (c)	497,838	499,082
Tranche B, term loan 4.64% 11/12/08 (c)	400,000	404,000
LNR Property Corp. Tranche A, term loan 7.09% 1/31/08 (c)	100,000	101,000
		1,004,082
Railroad - 0.1%
Kansas City Southern Railway Co. Tranche B1, term loan 4.2735% 3/30/08 (c)	50,000	50,688
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 0.9%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	$ 350,000	$ 356,563
TOTAL FLOATING RATE LOANS (Cost $2,294,427)		2,303,751
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 2.31% (a) (Cost $2,441,493)	2,441,493	2,441,493
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $41,559,350)		41,612,267
NET OTHER ASSETS - (1.1)%		(459,969)
NET ASSETS - 100%		$ 41,152,298
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,358,797 or 10.6% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $41,555,001. Net unrealized appreciation aggregated $57,266, of which $307,684 related to appreciated investment securities and $250,418 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 21, 2005